August 31, 1999
[logo]

                                 STAGECOACH FUNDS-registered trademark-


              Semi-Annual Report
              ALLOCATION Funds







                      Asset Allocation Fund
                      Index Allocation Fund
                      U.S. Government Allocation Fund

Allocation Funds                                               TABLE OF CONTENTS
------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS................................1

         PERFORMANCE AT A GLANCE AND INVESTMENT ADVISOR COMMENTARY

             Asset Allocation Fund.............................4

             Index Allocation Fund............................10

             U.S. Government Allocation Fund..................16

         PORTFOLIOS OF INVESTMENTS

             Asset Allocation Fund............................21

             Index Allocation Fund............................44

             U.S. Government Allocation Fund..................66

         ALLOCATION FUNDS

             Statement of Assets and Liabilities..............69

             Statements of Operations.........................70

             Statements of Changes in Net Assets..............72

             Financial Highlights.............................76

             Notes to Financial Statements....................88

         SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS.......99

         LIST OF ABBREVIATIONS...............................101

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                               i
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ii

LETTER TO SHAREHOLDERS                                          Allocation Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the semi-annual report for the period ended August 31, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between February 28, 1999, and August 31, 1999.
  Despite the interest rate increases during the period, the stock market continued to be strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. Investors can expect some potential volatility toward the end of the year due to Y2K concerns. While U.S. companies generally have been preparing for the Year 2000, the effects of the Year 2000 cannot be predicted.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. Higher bond yields briefly encouraged investors to switch from stocks to the safety of bonds. With yields decreasing, calm and relative certainty returned to both the stock and bond markets during the period.
  The Asset Allocation Fund, Index Allocation Fund and U.S. Government Allocation Fund are three of eight asset allocation funds within the Stagecoach Fund family. Each Fund offers a unique asset allocation strategy that may provide a solid foundation for any investment portfolio. As you read through this report

Allocation Funds                                          LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

and review the performance of the Funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President,
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

2
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                                                                               3

PERFORMANCE AT A GLANCE                                    Asset Allocation Fund
------------------------------------------------------------------------

ASSET ALLOCATION FUND

AVERAGE ANNUAL RETURNS (%) (as of August 31, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                              6-MONTH    1-YEAR       5-YEAR       10-YEAR
  CLASS A                       3.58     26.75        17.56         13.96
  CLASS B                       3.23     25.89        16.84         13.34
  CLASS C                       3.24     25.83        16.84         13.34

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                              6-MONTH    1-YEAR       5-YEAR       10-YEAR
  CLASS A                      (2.36)    19.46        16.18         13.28
  CLASS B                      (1.77)    20.89        16.64         13.34
  CLASS C                       2.24     24.83        16.84         13.34

INVESTMENT ADVISOR COMMENTARY                              Asset Allocation Fund
------------------------------------------------------------------------

ASSET ALLOCATION FUND

  The Asset Allocation Fund (the "Fund") seeks to earn over the long-term a high level of total return, including net realized and unrealized capital gains and net investment income, consistent with reasonable risk.
  The Fund is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. Barclays Global Fund Advisors serves as the Fund's investment sub-advisor. The Fund can invest in stocks, bonds and cash. The proprietary investment model used to manage the Fund's assets constantly monitors expected levels of risk and return to determine the best mix of investments among the different asset classes. This process diversifies investments across asset classes while managing investors' exposure to risk. The Fund invests in a changing mix of S&P 500 stocks, long-term U.S. Treasury bonds, and money market instruments. The Fund attempts to improve on the market's long-term risk-and-return tradeoff by shifting its investments among asset classes in response to changes in the investment environment.

PORTFOLIO DATA (as of August 31, 1999)
---------------------------------------------------------

    WEIGHTED AVERAGE COUPON OF BOND
    PORTFOLIO                                 6.97%
    WEIGHTED AVERAGE MATURITY OF BOND
    PORTFOLIO                                 23.99 years
    ESTIMATED DURATION OF BOND PORTFOLIO      12.03 years

FUND DATA (as of August 31, 1999)
---------------------------------------------------------

                            CLASS A          CLASS B          CLASS C
    TOTAL NET ASSETS
    ($MM)                  1,340.0          490.5            19.8
    NET ASSET VALUE        $26.35           $15.98           $16.03

PERFORMANCE SUMMARY
  As of August 31, 1999, the Fund's Class A share net asset value (NAV) increased from $25.65 on February 28, 1999 to $26.35 on August 31, 1999. During the six-month period ended August 31, 1999, the Fund's Class A shares reported a cumulative total return of 3.58%, excluding sales charges. The Fund remained competitive in comparison to its three benchmarks. The

Asset Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

S&P 500 Index(3) gained 7.32%, The Lehmen Brothers U.S. Treasury Bond Index(4) returned (0.59%), and the IBC All Taxable Money Fund Average(5) posted a 4.43% return over the six-month period.
  The Fund's significant equity investment has allowed investors to capture the gains of a strong equity market. Gradually, decreasing its investment in this market locked in those gains and placed the Fund in a better position should speculation about a stock market drop become a reality. The positioning of the Fund during the period was clear: bonds were becoming an attractive investment relative to stocks.

MODEL ALLOCATION CHANGES (during six-month reporting period)
---------------------------------------------------------

    DATE                             STOCKS  BONDS  CASH
    ----                             ------  -----  ----
    MARCH 1999                        75%     25%    0%
    APRIL 1999                        70%     30%    0%
    MAY 1999                          65%     35%    0%
    JUNE 1999                         60%     40%    0%

PORTFOLIO REVIEW
  Every day the Fund's proprietary investment model analyzes extensive financial data from numerous sources to determine an appropriate asset allocation and recommends shifts in the Fund's investments based on changing economic conditions. As opportunities arise among the three asset classes, the investment model will shift Fund assets accordingly in 5 percent increments.
  At the end of the last reporting period, the Fund was overweighted in equities: 80 percent of its assets were invested in large-cap stocks and 20 percent were invested in long-term government bonds. The Fund decreased its equity allocation by 5 percent in each of the first four months of the period, returning to its "normal" allocation of 60 percent stocks and 40 percent bonds by the end of June.
  Positive reports on jobs, manufacturing and housing during the period indicated a healthy U.S. economy. These reports buoyed an already strong stock market,

INVESTMENT ADVISOR COMMENTARY                              Asset Allocation Fund
------------------------------------------------------------------------

but started the bond market on the slow but steady downward trend that defined its performance during the first part of the period.

TOP 10 EQUITY HOLDINGS (as of August 31, 1999)
---------------------------------------------------------

    NAME                                % OF PORTFOLIO
    MICROSOFT CORPORATION                2.6%
    GENERAL ELECTRIC COMPANY             2.0%
    INTEL CORPORATION                    1.5%
    IBM CORPORATION                      1.3%
    CISCO SYSTEMS INCORPORATED           1.2%
    WALMART STORES INCORPORATED          1.0%
    LUCENT TECHNOLOGIES INCORPORATED     1.0%
    EXXON CORPORATION                    1.0%
    MERCK & COMPANY                      0.9%
    CITIGROUP INCORPORATED               0.8%

PORTFOLIO ALLOCATION(6)
(as of August 31, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Bonds   40%
Stocks  60%

STRATEGIC OVERVIEW
  Despite the interest rate increases during the period, the stock market continues to be strong. Earnings for U.S. companies are robust, inflation and unemployment remain low, and Americans seem confident about the future. The interest rate increases were good news for the bond market, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond.
  The Fund will continue to apply its quantitative strategies to allocate assets among stocks, bonds, and cash, taking into consideration news and events that affect the economy and companies in general. Overall, we feel that the Fund is well positioned for the upcoming months and we expect it to produce solid long-term performance.

Asset Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

1 Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

 The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which increases total return to shareholders. Without these waivers and reimbursements, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

  Performance shown for Class A shares of the Stagecoach Asset Allocation Fund for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Stagecoach Asset Allocation Fund. Performance shown or advertised for Class B shares of the Stagecoach Fund for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund, adjusted to reflect Class B share sales charges and expenses; for periods prior to January 2, 1992, Class B share performance reflects performance of the predecessor portfolio, adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for the Class C shares of the Stagecoach Asset Allocation Fund for periods prior to April, 1998, reflects performance of the Class B shares, adjusted for Class C share sales charges and expenses.

2 For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%.

3 The S&P 500 Index is a trademark of Standard & Poor's Corporation. The S&P 500
  Index is an unmanaged Index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

4 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged Index comprised of U.S. Treasury bonds with 10-year or longer maturities.

5 The IBC All Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

6 Represents recommended asset mix. Actual portfolio allocation may differ depending on current market activity.

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                                                                               9

Index Allocation Fund                                    PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

INDEX ALLOCATION FUND

AVERAGE ANNUAL RETURNS (%) (as of August 31, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                         6-MONTH    1-YEAR   5-YEAR   10-YEAR
  CLASS A                                  6.69     37.99    21.28     15.59
  CLASS B                                  6.28     37.01    20.37     14.80
  CLASS C                                  6.28     36.99    20.39     14.81

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                         6-MONTH    1-YEAR   5-YEAR   10-YEAR
  CLASS A                                  0.56     30.07    19.85     14.91
  CLASS B                                  1.28     32.01    20.18     14.80
  CLASS C                                  5.28     35.99    20.39     14.81

INVESTMENT ADVISOR COMMENTARY                              Index Allocation Fund
------------------------------------------------------------------------

INDEX ALLOCATION FUND

  The Index Allocation Fund (the "Fund") seeks to earn over the long-term a high level of total return, that is, income and capital appreciation combined, consistent with the assumption of reasonable risk, by pursuing an asset allocation strategy whereby its investments are allocated, based on changes in market conditions, among three asset classes: common stocks in the S&P 500 Index, U.S. Treasury bonds in the Lehman Brothers U.S. Treasury Bond Index, and money market instruments.
  The Fund is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. Barclays Global Fund Advisors serves as investment sub-advisor.

FUND DATA (as of August 31, 1999)
---------------------------------------------------------

                            CLASS A          CLASS B          CLASS C
    TOTAL NET ASSETS
    ($MM)                  97.2             19.1             78.8
    NET ASSET VALUE        $20.30           $25.03           $25.04

PERFORMANCE SUMMARY
  As of August 31, 1999, the Fund's Class A share net asset value was $20.30, increasing $1.26 during the six-month reporting period from $19.04 on February 28, 1999. The Fund's Class A shares distributed $0.01 per share in dividend income and no capital gains during this period.
  During the six-month reporting period ended August 31, 1999, the Fund's
Class A shares reported a cumulative total return of 6.69%, excluding sales charges. The Fund remained competitive relative to its three benchmarks, based on the Fund's predominant allocation in S&P 500 Index securities. The S&P 500 Index(3) gained 7.32%, the Lehman Brothers U.S. Treasury Bond Index(4) returned (0.59)%, and the IBC All Taxable Money Fund Average(5) posted a 4.43% return over the six-month period.
  The large-cap U.S. equity market was off to an exciting start at the beginning of the period. The Dow Jones Industrial Average broke 10,000 in March. High U.S. equity market returns could be traced to the health of the

Index Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

U.S. economy, the solid performance of many Internet or "dot-com" stocks, and the new role of the individual investor.
  With low unemployment, economic expansion and the lessening global financial turmoil, investors moved away from bonds into equities early in the period, causing the bond market to tumble. Even the brief rally after the Federal Reserve Board announced the first of two interest rate increases on June 30 could not improve the overall bond market performance.
  We believe stocks continue to be a more attractive investment than bonds in the current economic environment, and have weighted the portfolio accordingly.

PORTFOLIO REVIEW
  Every day the Fund's proprietary investment model analyzes extensive financial data from numerous sources to determine an appropriate asset allocation and to recommend shifts in the Fund's investments based on changing economic conditions. As opportunities arise among the three asset classes, the investment model will shift Fund assets accordingly in 5% increments.
  We manage the allocation of investments in the Fund's portfolio based on the assumption that the Fund's "normal" allocation is 100% stocks and no bonds. This is not a "target" allocation, but a measure of the level of risk tolerance for the Fund.
  During the six-month reporting period ended August 31, 1999, the Fund maintained an asset allocation of 100% stocks and no bonds. The Fund's portfolio is comprised predominately of stocks that make up the S&P 500 Index, including some of the biggest corporations in the U.S. Investors tend to favor the relatively consistent earnings that these stocks traditionally offer in comparison to small-capitalization stocks.
  Given the strong performance of U.S. markets and renewed faith in the U.S. economy, stocks continue to be viewed as attractive investments for the Fund at this time. We will continue to evaluate expected returns and economic conditions through our quantitative investment model to provide an optimal asset mix.

INVESTMENT ADVISOR COMMENTARY                              Index Allocation Fund
------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS (as of August 31, 1999)
---------------------------------------------------------

    NAME                                % OF PORTFOLIO
    MICROSOFT CORPORATION                 4.1%
    GENERAL ELECTRIC COMPANY              3.2%
    INTEL CORPORATION                     2.4%
    IBM CORPORATION                       2.0%
    CISCO SYSTEMS INCORPORATED            1.9%
    WAL MART STORES INCORPORATED          1.7%
    LUCENT TECHNOLOGIES INCORPORATED      1.7%
    EXXON CORPORATION                     1.7%
    MERCK & COMPANY                       1.4%
    CITIGROUP INCORPORATED                1.3%

PORTFOLIO ALLOCATION(6)
(as of August 31, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  100%

STRATEGIC OUTLOOK
  Despite the interest rate increases during the period, the stock market continued to be strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. The interest rate increases were good news for the bond market, which had discounted the Fed's tightening in response to a strong economy before the rate increases. The increases helped restore some order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year Treasury bond.
  The Fund will continue to apply its quantitative strategies to allocate assets among stocks, bonds and cash. In addition, news and events that affect the economy and companies in general are all components that comprise the model. Overall, we feel that the Fund is well positioned for the upcoming months and we expect it to produce solid long-term performance.

Index Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

1 Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

 The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these waivers and reimbursements, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

  Performance shown for Class A shares of the Stagecoach Index Allocation Fund, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Funds on December 12, 1997). Performance shown or advertised for the Class B and Class C shares of the Stagecoach Fund reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B and Class C shares, respectively. For periods prior to July 1, 1993, Class B and Class C share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class B and Class C shares respectively.

2 For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%.

3 The S&P 500 Index is a trademark of Standard & Poor's Corporation. The S&P 500
  Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

4 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 10-year or longer maturities.

5 The IBC All Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

6 Represents recommended asset mix. Actual portfolio allocation may differ depending on current market activity.

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                                                                              15

U.S. Government Allocation Fund                          PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

U.S. GOVERNMENT ALLOCATION FUND

AVERAGE ANNUAL RETURNS (%) (as of August 31, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                  6-MONTH     1-YEAR   5-YEAR   10-YEAR
  CLASS A                            0.04      0.90     5.54      7.10
  CLASS B                           (0.23)     0.30     4.85      6.51

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                  6-MONTH     1-YEAR   5-YEAR   10-YEAR
  CLASS A                           (4.46)    (3.66)    4.57      6.61
  CLASS B                           (5.11)    (4.53)    4.59      6.51

INVESTMENT ADVISOR COMMENTARY                    U.S. Government Allocation Fund
------------------------------------------------------------------------

U.S. GOVERNMENT ALLOCATION FUND

  The U.S. Government Allocation Fund (the "Fund") seeks over the long-term a high level of total return, including net realized and unrealized capital gains and net investment income, consistent with reasonable risk.
  The Fund is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. Barclays Global Fund Advisors serves as investment sub-advisor.

PORTFOLIO DATA (as of August 31, 1999)
---------------------------------------------------------

    WEIGHTED AVERAGE COUPON                  4.37%
    WEIGHTED AVERAGE MATURITY                3.62 years
    ESTIMATED AVERAGE DURATION               2.95 years

FUND DATA (as of August 31, 1999)
---------------------------------------------------------

                                  CLASS A        CLASS B
    TOTAL NET ASSETS ($MM)        64.0           17.2
    NET ASSET VALUE               $14.48         $10.54

PERFORMANCE SUMMARY
  As of August 31, 1999, the Fund's Class A share net asset value was $14.48, slightly decreasing during the six-month reporting period from $14.86 on February 28, 1999. The Fund's Class A shares distributed $0.39 per share of dividend income and no capital gains during this period.
  The distribution rate for Class A shares of the Fund for the period ended August 31, 1999, was 5.13% based on an annualization of August's monthly dividend of $0.06 per share and the maximum offering price of $15.16 on August 31, 1999.
  During the six-month reporting period ended August 31, 1999, the Fund's
Class A shares reported a cumulative total return of 0.04%, excluding sales charges. Performances of the Fund's three benchmarks according to the portfolio allocation were: the Lehman Brothers Bond Index(3) returned (0.59)%; the Lehman Brothers U.S. Government Intermediate Bond Index(4)

U.S. Government Allocation Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

returned 0.78%; and the IBC All Taxable Money Fund Average(5) posted a 4.43% return over the six-month period.
  Midway through the period, the bond market rallied due to positive inflation news and a higher demand for quality securities, while lower interest rates decreased the attractiveness of intermediate-term notes relative to cash.

MODEL ALLOCATION CHANGES (during 6-month reporting period)
---------------------------------------------------------

    DATE                            BONDS  NOTES  CASH
    MARCH 1999                         0%    60%    40%
    JUNE 1999                          0%   100%     0%
    JULY 1999                          0%    80%    20%
    AUGUST 1999                        0%    60%    40%

PORTFOLIO ALLOCATION(6)
(as of August 31, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash   40%
Notes  60%

MONTHLY DIVIDEND HISTORY
---------------------------------------------

    DATE                                    CLASS A     CLASS B
    MARCH-99                               $0.056      $0.034
    APRIL-99                               $0.066      $0.042
    MAY-99                                 $0.058      $0.035
    JUNE-99                                $0.068      $0.044
    JULY-99                                $0.074      $0.048
    AUGUST-99                              $0.064      $0.041

PORTFOLIO REVIEW
  The Fund's investment policy is to invest in the combination of long-term Treasury bonds, intermediate-term Treasury notes, and money market securities that offer the optimum balance of risk and return. The Fund selects the most attractive mix by comparing the expected return, risk and correlation of long-term, intermediate-term, and short-term Treasury securities.
  During the six-month reporting period ended August 31, 1999, the Fund experienced four asset allocation changes. The Fund ended in February 1999 with a portfolio weighting of 20 percent bonds, 0 percent intermediate-term notes and 80 percent cash. Interest rates moved higher in February, and by March the model called for a

INVESTMENT ADVISOR COMMENTARY                    U.S. Government Allocation Fund
------------------------------------------------------------------------

move to 0 percent bonds, 60 percent intermediate-term notes and 40 percent cash. The second allocation shift in June moved the portfolio to 100 percent intermediate-term notes, prompted by anticipation of the Federal Reserve Board's (the "Fed") interest rate increase. When the bond market rallied in July, the allocation was changed to 80 percent intermediate-term notes and 20 percent cash. Following the Fed's second interest rate increase in August, the model called for a move out of intermediate-term notes and into cash, so the allocation was changed to 60 percent intermediate-term notes and 40 percent cash.

STRATEGIC OUTLOOK
  The interest rate increases were good news for the bond market, which had discounted the Fed's tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. By the end of the period, the Fund maintained a positioning of 0 percent bonds.
  As a result, the Fund will continue to apply its process-driven strategy that applies an asset allocation methodology to manage its fixed-income securities portfolio. The Fund will take advantage of yield spread opportunities between long-term U.S. government bonds, intermediate-term government notes and money market instruments to benefit from a stable interest rate environment. Overall, we feel that the Fund is well-positioned for the upcoming months and we expect it to produce solid long-term performance.

U.S. Government Allocation Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

1 Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which increases total return to shareholders. Without these waivers and reimbursements, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

  Performance shown for the Class A shares of the Stagecoach U.S. Government Allocation Fund for periods prior to January 2, 1992, reflects performance of the shares of the Fixed Income Strategy Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Stagecoach Fund. Performance shown or advertised for Class B shares of the Stagecoach Fund for periods between January 2, 1992, and January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect sales charges and expenses of the Class B shares; for periods prior to January 2, 1992, performance shown or advertised for Class B shares of the Stagecoach Fund reflects performance of the predecessor portfolio with expenses adjusted to reflect Class B share sales charges and expenses.

2 For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%.

3 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 10-year or longer maturities.

4 The Lehman Brothers U.S. Government Intermediate Bond Index is an unmanaged index of public obligations of the U.S. Treasury with a remaining maturity from 1 up to (but not including) 10 years. The Index presented here does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

5 The IBC All Data Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

6 Represents recommended asset mix. Actual portfolio allocation may differ depending on current market activity.

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK - 59.52%
            AGRICULTURAL PRODUCTION - CROP - 0.05%
    24,509  Pioneer Hi-Bred International Incorporated                    $   827,022  $     958,915

            AMUSEMENT & RECREATION SERVICES - 0.01%
    12,196  Harrah's Entertainment Incorporated+                          $   244,549  $     274,410

            APPAREL & ACCESSORY STORES - 0.31%
    87,295  Gap Incorporated                                              $ 1,560,270  $   3,415,417
    16,328  Kohl's Corporation+                                               916,370      1,163,370
    21,747  Limited Incorporated                                              503,645        823,668
    14,761  Nordstrom Incorporated                                            426,846        417,921
         1  Too Incorporated+                                                       8             13
                                                                          -----------  -------------
                                                                          $ 3,407,139  $   5,820,389

            APPAREL & OTHER FINISHED PRODUCTS MADE FROM
             FABRICS & SIMILAR MATERIALS - 0.04%
     6,668  Liz Claiborne Incorporated                                    $   303,254  $     245,049
    12,292  V.F. Corporation                                                  544,839        442,512
                                                                          -----------  -------------
                                                                          $   848,093  $     687,561

            AUTOMOTIVE DEALERS & GASOLINE - 0.02%
    15,586  Autozone Incorporated+                                        $   451,793  $     371,142

            AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
     7,523  Ryder Systems Incorporated                                    $   242,756  $     165,976

            BUILDING CONSTRUCTION-GENERAL - 0.02%
     6,233  Centex Corporation                                            $   185,041  $     175,303
     4,158  Kaufman & Broad Home Corporation                                   89,520         84,979
     4,591  Pulte Corporation                                                  98,393        106,167
                                                                          -----------  -------------
                                                                          $   372,954  $     366,449

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
             MOBILE HOME DEALERS - 0.61%
   150,630  Home Depot Incorporated                                       $ 4,999,857  $   9,207,259
    37,586  Lowes Companies                                                 1,042,043      1,700,767
    17,633  Sherwin Williams Company                                          517,969        429,804
                                                                          -----------  -------------
                                                                          $ 6,559,869  $  11,337,830

            BUSINESS SERVICES - 5.11%
    36,638  3Com Corporation+                                             $ 1,376,302  $     909,080
     6,287  Adobe Systems Incorporated                                        250,594        626,342
   110,441  America Online Incorporated+                                    9,477,529     10,084,644
     5,374  Autodesk Incorporated                                             192,666        123,602
    62,714  Automatic Data Processing Incorporated                          1,809,912      2,465,444
    23,670  BMC Software Incorporated+                                      1,377,508      1,273,742
    16,119  Cabletron Systems Incorporated+                                   336,693        271,001
    73,359  Cendant Corporation                                             1,804,101      1,315,877
    14,686  Ceridian Corporation+                                             331,970        411,208
    54,705  Computer Associates International Incorporated
                                                                            2,436,140      3,090,833
    16,250  Computer Sciences Corporation+                                    726,460      1,124,297
    36,902  Compuware Corporation+                                          1,400,529      1,113,979
     8,179  De Luxe Corporation                                               269,654        278,597
    13,310  Ecolab Incorporated                                               343,025        499,957
    50,169  Electronic Data Systems Corporation                             2,039,137      2,815,735
    14,897  Equifax Incorporated                                              502,017        454,359
    44,056  First Data Corporation                                          1,415,491      1,938,464
    32,510  IMS Health Incorporated                                           638,032        898,089
    28,234  Interpublic Group Company Incorporated                            709,789      1,118,772
   518,605  Microsoft Corporation+                                         20,676,763     48,003,375
    34,560  Novell Incorporated+                                              321,100        818,640
    18,047  Omnicom Group Incorporated                                        793,254      1,360,293
   146,408  Oracle Corporation+                                             2,757,051      5,343,892
    26,966  Parametric Technology Company+                                    584,799        377,524
    23,803  PeopleSoft Incorporated+                                          773,901        336,217
     2,718  Shared Medical Systems Corporation                                160,295        152,718

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    78,606  Sun Microsystems Incorporated+                                $ 1,635,675  $   6,249,177
    27,035  Unisys Corporation+                                               534,731      1,162,505
                                                                          -----------  -------------
                                                                          $55,675,118  $  94,618,363

            CHEMICALS & ALLIED PRODUCTS - 7.03%
   154,672  Abbott Laboratories                                           $ 5,330,732  $   6,708,898
    23,499  Air Products and Chemicals Incorporated                           907,315        798,966
     5,748  Alberto-Culver Company                                            162,686        146,215
     9,963  ALZA Corporation+                                                 351,220        501,886
   133,262  American Home Products Corporation                              5,555,119      5,530,373
    51,832  Amgen Incorporated+                                             1,485,742      4,311,775
    11,675  Avery Dennison Corporation                                        540,248        640,666
    26,828  Avon Products Incorporated                                        946,062      1,177,079
   201,876  Bristol-Myers Squibb Company                                    9,514,415     14,207,023
    23,746  Clorox Company                                                  1,001,531      1,074,506
    59,508  Colgate-Palmolive Company                                       2,195,230      3,183,678
    22,369  Dow Chemical Company                                            2,026,331      2,541,678
    99,126  Du Pont EI De Nemours Company                                   6,119,941      6,282,108
     8,117  Eastman Chemical Company                                          479,777        376,933
   111,978  Eli Lilly & Company                                             7,085,175      8,356,358
   112,736  Gillette Company                                                5,509,447      5,256,316
     6,115  Great Lakes Chemical Corporation                                  265,755        251,862
    10,906  International Flavors & Fragrances Incorporated
                                                                              503,487        444,419
   239,936  Merck & Company Incorporated                                   12,680,152     16,120,700
    63,947  Monsanto Company                                                2,925,507      2,625,824
    35,458  Occidental Petroleum Corporation                                  903,884        768,995
   394,683  Pfizer Incorporated                                            10,446,771     14,899,283
    51,620  Pharmacia & Upjohn Incorporated                                 1,952,767      2,697,145
    17,790  PPG Industries Incorporated                                     1,053,363      1,068,512
    16,174  Praxair Incorporated                                              758,851        760,178
   135,004  Procter & Gamble Company                                       10,388,956     13,399,147
    21,797  Rohm & Haas Company                                               741,142        814,663
   149,722  Schering-Plough Corporation                                     4,947,324      7,869,763
    10,428  Sigma Aldrich Corporation                                         352,252        336,303

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    13,173  Union Carbide Corporation                                     $   611,527  $     749,214
     7,447  W.R. Grace & Company+                                             114,465        142,424
    86,469  Warner-Lambert Company                                          4,436,032      5,728,571
     9,316  Watson Pharmaceuticals Incorporated+                              406,549        334,211
                                                                          -----------  -------------
                                                                          $102,699,755 $ 130,105,672

            COMMUNICATIONS - 5.25%
    29,498  Alltel Corporation                                            $ 1,291,981  $   1,994,802
   111,742  Ameritech Corporation                                           4,348,101      7,053,714
   323,450  AT & T Corporation                                             10,844,889     14,555,250
   157,827  Bell Atlantic Corporation                                       6,535,672      9,666,904
   192,559  BellSouth Corporation                                           5,327,563      8,713,295
    72,215  CBS Corporation+                                                2,033,057      3,394,105
    13,747  CenturyTel Incorporated                                           622,048        540,429
    33,577  Clear Channel Communications Incorporated
                                                                            1,701,852      2,352,488
    75,283  Comcast Corporation                                             1,156,103      2,456,108
    17,654  Frontier Corporation                                              450,154        740,365
    98,814  GTE Corporation                                                 4,818,301      6,781,111
   189,157  MCI WorldCom Incorporated+                                      7,442,836     14,328,643
    61,604  Media One Group Incorporated+                                   1,859,072      4,050,463
    29,840  Nextel Communications Incorporated+                               950,296      1,725,125
   199,614  SBC Communications Incorporated                                 7,142,607      9,581,472
    88,049  Sprint Corporation (FON Group)                                  2,370,102      3,907,174
    44,499  Sprint Corporation (PCS Group)+                                   845,605      2,658,815
    51,256  US West Incorporated                                            2,272,892      2,678,126
                                                                          -----------  -------------
                                                                          $62,013,131  $  97,178,389

            DEPOSITORY INSTITUTIONS - 4.63%
    17,219  AmSouth BanCorporation                                        $   553,752  $     376,666
   177,445  Bank of America Corporation                                    11,374,329     10,735,423
    77,109  Bank of New York Company Incorporated                           1,997,992      2,756,647
   120,120  Bank One Corporation                                            5,739,107      4,819,815
    30,155  BankBoston Corporation                                          1,292,571      1,400,323
    31,524  BB & T Corporation                                              1,021,167      1,056,054

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    85,970  Chase Manhattan Corporation                                   $ 4,990,930  $   7,194,614
   343,464  Citigroup Incorporated                                         11,553,790     15,262,682
    15,960  Comerica Incorporated                                             872,763        830,917
    27,144  Fifth Third Bancorp                                             1,371,498      1,798,290
    98,526  First Union Corporation                                         4,930,726      4,088,829
    67,552  Firstar Corporation                                             2,086,722      1,811,238
    57,905  Fleet Financial Group Incorporated                              2,065,565      2,305,343
     5,799  Golden West Financial Corporation                                 489,063        526,622
    23,713  Huntington Bancshares Incorporated                                661,916        709,905
    18,000  J.P. Morgan & Company Incorporated                              2,020,458      2,325,375
    45,462  KeyCorp                                                         1,437,662      1,318,398
    53,163  Mellon Bank Corporation                                         1,466,275      1,774,315
    15,798  Mercantile Bancorp                                                843,079        871,852
    64,218  National City Corporation                                       2,185,817      1,774,022
    11,324  Northern Trust Corporation                                        775,098        960,417
    30,694  PNC Bank Corporation                                            1,492,789      1,605,680
    22,380  Regions Financial Corporation                                     794,738        790,294
    10,840  Republic New York Corporation                                     589,085        752,025
    16,539  SouthTrust Corporation                                            657,164        584,033
    16,486  State Street Corporation                                          928,475        987,099
    17,675  Summit Bancorp                                                    834,389        589,903
    32,475  Suntrust Banks Incorporated                                     2,346,420      2,088,548
    27,198  Synovus Financial Corporation                                     583,980       513,3624
    74,014  U.S. Bancorp                                                    2,590,006      2,285,182
    14,166  Union Planters Corporation                                        700,920        597,628
    20,732  Wachovia Corporation                                            1,620,817      1,624,871
    60,381  Washington Mutual Incorporated                                  2,385,933      1,917,097
   168,124  Wells Fargo & Company#                                          5,330,480      6,693,437
                                                                          -----------  -------------
                                                                          $80,585,476  $  85,726,906

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            EATING & DRINKING PLACES - 0.37%
    13,977  Darden Restaurants Incorporated                               $   176,112  $     218,391
   138,071  McDonald's Corporation                                          3,621,967      5,712,688
    15,639  Tricon Global Restaurants Incorporated+                           485,930        635,334
    12,873  Wendy's International Incorporated                                295,276        360,444
                                                                          -----------  -------------
                                                                          $ 4,579,285  $   6,926,857

            ELECTRIC, GAS & SANITARY SERVICES - 1.60%
    19,164  AES Corporation+                                              $   717,596  $   1,163,015
    13,200  Allied Waste Industries Incorporated+                             237,006        168,300
    14,090  Ameren Corporation                                                565,203        564,481
    19,705  American Electric Power Company+                                  906,245        715,538
    15,504  Carolina Power & Light Company                                    592,099        563,958
    21,918  Central & Southwest Corporation                                   537,874        495,895
    16,375  Cinergy Corporation                                               559,002        497,391
    11,506  CMS Energy Corporation                                            507,950        455,206
     8,580  Columbia Energy Group                                             420,043        506,756
    23,308  Consolidated Edison Company                                       890,859      1,025,552
     9,809  Consolidated Natural Gas Company                                  532,222        624,711
    15,517  Constellation Energy Group                                        451,055        459,691
    19,670  Dominion Resources Incorporated                                   771,321        909,737
    14,894  DTE Energy Company                                                514,875        587,382
    36,905  Duke Energy Corporation                                         1,950,391      2,122,037
     2,045  Eastern Enterprises                                                77,953         91,897
    35,634  Edison International                                              940,574        904,213
    25,313  Entergy Corporation                                               688,368        754,644
    24,109  FirstEnergy Corporation                                           649,949        688,613
     9,500  Florida Progress Corporation                                      401,605        445,313
    18,481  FPL Group Incorporated                                          1,017,472        997,974
    13,024  GPU Incorporated                                                  485,818        444,444
    11,455  New Century Energies Incorporated                                 553,621        413,812
    19,502  Niagara Mohawk Holdings Incorporated+                             249,955        294,968
     4,986  Nicor Incorporated                                                187,938        192,896
    15,815  Northern States Power Company                                     415,353       372,6415
     3,353  Oneok Incorporated                                                115,876        104,153

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    39,046  Pacific Gas & Electric Company                                $ 1,056,857  $   1,183,582
    30,524  PacifiCorp                                                        687,096        623,834
    19,681  PECO Energy Company                                               504,287        799,541
     3,783  People's Energy Corporation                                       136,488        137,843
    15,663  PP & L Resources Incorporated                                     351,067        438,564
    22,510  Public Service Enterprise Group Incorporated
                                                                              673,667        922,910
    29,563  Reliant Energy Incorporated                                       723,174        818,526
    24,586  Sempra Energy                                                     664,431        548,575
    11,324  Sonat Incorporated                                                461,456        409,079
    71,053  Southern Company                                                1,751,680      1,922,872
    28,160  Texas Utilities Company                                         1,104,327      1,138,720
    22,300  Unicom Corporation                                                664,174        861,337
    61,799  Waste Management Incorporated+                                  3,116,234      1,347,991
    43,654  Williams Companies Incorporated                                 1,227,780      1,800,727
                                                                          -----------  -------------
                                                                          $29,060,941  $  29,519,319

            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.49%
    11,200  ADC Telecommunications Incorporated+                          $   498,400  $     415,100
    14,515  Advanced Micro Devices Incorporated+                              350,742        300,279
     8,770  Andrew Corporation+                                               199,949        153,475
    44,323  Emerson Electric Company                                        2,514,330      2,775,728
   332,494  General Electric Company                                       24,619,974     37,343,232
    17,137  General Instrument Corporation+                                   353,779        842,926
   337,213  Intel Corporation                                              12,902,562     27,714,693
    14,677  LSI Logic Corporation+                                            363,391        832,920
   308,988  Lucent Technologies Incorporated                                8,350,971     19,794,544
     9,123  Maytag Corporation                                                330,941        571,328
    25,046  Micron Technology Incorporated+                                   912,340      1,867,492
    61,296  Motorola Incorporated                                           3,728,438      5,654,556
    17,116  National Semiconductor Corporation+                               425,385        482,457
     4,388  National Service Industries Incorporated                          202,192        140,416
     7,000  Network Appliance Incorporated+                                   368,899        459,813
   134,946  Nortel Networks Corporation                                     3,323,485      5,541,220

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    14,700  QUALCOMM Incorporated+                                        $ 2,301,945  $   2,825,156
    34,244  Raytheon Company                                                1,782,075      2,332,873
     7,851  Scientific-Atlanta Incorporated                                   152,620        402,364
    39,605  Tellabs Incorporated+                                           1,108,937      2,358,973
    79,732  Texas Instruments Incorporated                                  2,018,005      6,543,007
     5,935  Thomas & Betts Corporation                                        289,153        267,075
     7,729  Whirlpool Corporation                                             431,438       546,3446
                                                                          -----------  -------------
                                                                          $67,529,951  $ 120,165,971

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
             RELATED SERVICES - 0.20%
    16,929  Dun & Bradstreet Corporation                                  $   450,267  $     443,328
     4,703  EG & G Incorporated                                               103,510        149,614
     7,852  Fluor Corporation                                                 361,874        324,877
    44,921  Halliburton Company                                             1,883,378      2,083,211
    25,346  Paychex Incorporated                                              870,507        746,123
                                                                          -----------  -------------
                                                                          $ 3,669,536  $   3,747,153

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
             TRANSPORTATION EQUIPMENT - 0.35%
     3,168  Ball Corporation                                              $   108,410  $     142,362
     9,754  Cooper Industries Incorporated                                    498,758        505,989
     7,246  Crane Company                                                     206,401        174,357
    12,622  Crown Cork & Seal Company Incorporated                            604,232        335,272
    17,218  Fortune Brands Incorporated                                       589,991        645,675
    25,517  Illinois Tool Works Incorporated                                1,367,867      1,988,731
    40,059  Lockheed Martin Corporation                                     1,968,902      1,482,183
    34,481  Masco Corporation                                                 820,580        976,243
     6,146  Snap-On Incorporated                                              244,276        207,812
                                                                          -----------  -------------
                                                                          $ 6,409,417  $   6,458,624

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            FOOD & KINDRED PRODUCTS - 2.23%
     3,801  Adolph Coors Company                                          $   129,088  $     216,895
    48,439  Anheuser-Busch Companies Incorporated                           2,143,654      3,729,803
    63,364  Archer Daniels Midland Company                                  1,182,405        823,737
    28,554  Bestfoods Incorporated                                          1,416,346      1,402,715
    44,511  Campbell Soup Company                                           2,269,520      1,966,830
   250,794  Coca-Cola Company                                              16,972,204     15,000,616
    42,735  Coca-Cola Enterprises Incorporated                              1,265,951      1,215,277
    49,975  ConAgra Incorporated                                            1,552,220      1,224,387
    15,638  General Mills Incorporated                                      1,054,243      1,309,682
    36,730  Heinz (H.J.) Company                                            1,821,863      1,714,832
     9,823  Hercules Incorporated                                             446,415        319,861
    14,339  Hershey Foods Corporation                                         866,450        768,033
    41,352  Kellogg Company                                                 1,725,691      1,470,580
   150,101  PepsiCo Incorporated                                            5,444,627      5,122,197
    13,850  Quaker Oats Company                                               693,031        925,353
    32,603  Ralston-Ralston Purina Group                                      970,913        896,582
    43,322  Seagrams Company Limited                                        1,596,538      2,298,774
    11,920  Wm. Wrigley Jr. Company                                           917,407        933,485
                                                                          -----------  -------------
                                                                          $42,468,566  $  41,339,639

            FOOD STORES - 0.25%
    42,850  Albertson's Incorporated                                      $ 1,772,970  $   2,054,122
     4,016  Great Atlantic & Pacific Tea Company                              114,947        141,062
    83,910  Kroger Company+                                                 1,719,143      1,940,419
    15,285  Winn-Dixie Stores Incorporated                                    611,019        519,690
                                                                          -----------  -------------
                                                                          $ 4,218,079  $   4,655,293

            FURNITURE & FIXTURES - 0.10%
     8,713  Johnson Controls Incorporated                                 $   407,023  $     595,751
    28,810  Newell Rubbermaid Incorporated                                  1,103,048      1,181,210
                                                                          -----------  -------------
                                                                          $ 1,510,071  $   1,776,961

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            GENERAL MERCHANDISE STORES - 1.64%
    11,311  Consolidated Stores Corporation+                              $   454,398  $     182,390
    44,941  Dayton Hudson Corporation                                       1,571,229      2,606,578
    11,048  Dillards Incorporated                                             384,293        259,628
    22,760  Dollar General Corporation                                        635,777        591,760
    20,937  Federated Department Stores Incorporated+
                                                                              917,471        963,102
     7,354  Harcourt General Incorporated                                     373,936        322,197
    26,540  J.C. Penney Company Incorporated                                1,537,931        962,075
    50,592  K Mart Corporation+                                               641,919        635,562
    34,204  May Department Stores Company                                   1,261,385      1,336,094
    38,871  Sears, Roebuck and Company                                      1,942,920      1,457,662
    32,784  TJX Companies Incorporated                                        577,273        946,638
   452,325  Wal-Mart Stores Incorporated                                    9,975,141     20,043,652
                                                                          -----------  -------------
                                                                          $20,273,673  $  30,307,338

            HEALTH SERVICES - 0.14%
    58,140  Columbia HCA Healthcare Corporation                           $ 1,651,386  $   1,431,697
    11,125  HCR Manor Care Incorporated+                                      365,602        217,633
    42,886  HealthSouth Corporation+                                        1,098,434        351,129
    31,778  Tenet Healthcare Corporation+                                     959,255        554,129
                                                                          -----------  -------------
                                                                          $ 4,074,677  $   2,554,588

            HEAVY CONSTRUCTION OTHER THAN BUILDING
             CONSTRUCTION-CONTRACTORS - 0.01%
     4,279  Foster Wheeler Corporation                                    $   131,909  $      55,360
     6,072  McDermott International Incorporated                              176,267        136,999
                                                                          -----------  -------------
                                                                          $   308,176  $     192,359

            HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
    20,600  Best Buy Company Incorporated+                                $ 1,360,125  $   1,447,150
    20,660  Circuit City Stores Incorporated                                  392,616        888,380
    19,884  Tandy Corporation                                                 386,910        939,519
                                                                          -----------  -------------
                                                                          $ 2,139,651  $   3,275,049

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING
             PLACES - 0.08%
    25,357  Hilton Hotels Corporation                                     $   487,233  $     310,623
    24,934  Marriott International                                            766,843        853,990
    19,110  Mirage Resorts Incorporated+                                      444,265        249,624
                                                                          -----------  -------------
                                                                          $ 1,698,341  $   1,414,237

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT - 5.69%
    15,756  Apple Computer Incorporated+                                  $   407,523  $   1,028,079
    37,692  Applied Materials Incorporated+                                 1,220,004      2,678,488
    32,885  Baker Hughes Incorporated                                       1,024,508      1,118,090
     8,987  Black & Decker Corporation                                        394,741        472,941
     2,462  Briggs & Stratton Corporation                                     115,314        149,874
     7,648  Case Corporation                                                  416,575        377,620
    36,252  Caterpillar Incorporated                                        1,857,639      2,052,770
     4,196  Cincinnati Milacron Incorporated                                  104,216         75,528
   324,690  Cisco Systems Incorporated+                                     7,193,605     22,018,041
   172,518  Compaq Computer Corporation                                     4,961,205      4,000,261
     3,990  Cummins Engine Company Incorporated                               237,201        236,407
     4,547  Data General Corporation+                                          89,018         83,835
    23,772  Deere & Company                                                 1,202,828        924,137
   257,847  Dell Computer Corporation+                                      3,729,343     12,586,157
    21,889  Dover Corporation                                                 717,450        846,831
   102,888  EMC Corporation+                                                1,684,687      6,173,280
    15,963  Gateway Incorporated+                                             876,251      1,547,413
     8,266  Harris Corporation                                                348,303        216,982
   103,219  Hewlett-Packard Company                                         6,146,160     10,876,702
   184,483  IBM Corporation                                                 9,801,807     22,979,664
    16,910  Ingersoll-Rand Company                                            698,555      1,075,899
    11,500  Lexmark International Group Incorporated+                         770,041        905,625
    40,885  Minnesota Mining and Manufacturing Company
                                                                            3,569,592      3,863,632
    12,820  Pall Corporation                                                  281,744        254,798
    11,179  Parker-Hannifin Corporation                                       449,243        489,081

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    27,406  Pitney Bowes Incorporated                                     $ 1,176,904  $   1,616,954
    22,874  Seagate Technology Incorporated+                                  606,863        759,131
    19,472  Silicon Graphics Incorporated+                                    280,083        222,711
    25,776  Solectron Corporation+                                          1,224,258      2,016,972
     9,181  Stanley Works                                                     391,807        242,149
     6,579  Timken Company                                                    204,181        115,544
    48,923  United Technologies Corporation                                 2,010,983      3,235,033
                                                                          -----------  -------------
                                                                          $54,192,632  $ 105,240,629

            INSURANCE AGENTS, BROKERS & SERVICE - 0.16%
    26,168  Aon Corporation                                               $   995,880  $     873,357
    17,207  Humana Incorporated+                                              402,232        155,938
    26,646  Marsh & McLennan Companies Incorporated
                                                                            1,353,765      1,940,162
                                                                          -----------  -------------
                                                                          $ 2,751,877  $   2,969,457

            INSURANCE CARRIERS - 1.90%
    14,399  Aetna Incorporated                                            $ 1,204,258  $   1,119,522
    26,850  AFLAC Incorporated                                              1,313,068      1,206,572
    82,188  Allstate Corporation                                            3,388,982      2,696,794
    25,629  American General Corporation                                    1,444,869      1,819,659
   157,400  American International Group Incorporated                       8,898,321     14,589,013
    16,690  Chubb Corporation                                               1,158,860        954,459
    20,768  CIGNA Corporation                                               1,244,476      1,865,226
    17,029  Cincinnati Financial Corporation                                  723,992        674,774
    32,348  Conseco Incorporated                                            1,300,616        776,352
    23,234  Hartford Financial Services Group                               1,047,514      1,055,695
    10,852  Jefferson-Pilot Corporation                                       559,831        724,371
    20,554  Lincoln National Corporation                                      771,962        963,469
    11,224  Loews Corporation                                               1,099,009        881,084
    10,198  MBIA Incorporated                                                 648,258        529,021
    11,212  MGIC Investment Corporation                                       616,814        487,021
     7,365  Progressive Corporation                                           832,539        751,230
    13,982  Safeco Corporation                                                647,378        498,109
    23,246  St. Paul Companies Incorporated                                   905,102        745,325

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    13,860  Torchmark Corporation                                         $   472,712  $     395,010
    17,723  United Healthcare Corporation                                     910,760      1,077,780
    24,322  UnumProvident Corporation                                       1,187,934        877,112
     6,628  Wellpoint Health Networks Incorporated+                           573,819        483,015
                                                                          -----------  -------------
                                                                          $30,951,074  $  35,170,613

            LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY
             PASSENGER TRANSPORTATION - 0.01%
    33,978  Laidlaw Incorporated                                          $   439,794  $     212,363

            LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
    11,306  Louisiana-Pacific Corporation                                 $   237,489  $     209,161

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
             PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.26%
     6,811  Allergan Incorporated                                         $   250,412  $     680,249
     5,829  Bausch & Lomb Incorporated                                        247,479        385,078
    29,437  Baxter International Incorporated                               1,556,875      1,974,119
    25,293  Becton, Dickinson and Company                                     734,464        711,366
    11,515  Biomet Incorporated                                               284,123        411,661
    40,169  Boston Scientific Corporation+                                  1,181,997      1,363,235
     5,378  C. R. Bard Incorporated                                           177,452        250,749
    13,495  Danaher Corporation                                               612,149        792,831
    32,825  Eastman Kodak Company                                           2,280,105      2,410,586
     7,277  Eaton Corporation                                                 615,115        713,146
    30,841  Guidant Corporation+                                              882,351      1,809,981
    12,846  Honeywell Incorporated                                            933,742      1,458,021
     8,932  KLA-Tencor Corporation+                                           419,782        561,041
     7,486  Mallinckrodt Incorporated                                         257,473        240,020
    59,306  Medtronic Incorporated                                          3,411,491      4,640,694
     4,663  Millipore Corporation                                             166,173        176,028
    10,356  PE Corp - PE Biosystems Group                                     313,444        712,622
     4,757  Polaroid Corporation                                              209,150        129,034
     8,771  St. Jude Medical Incorporated+                                    291,020        317,949
     4,998  Tektronix Incorporated                                            178,925        166,184

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    15,780  Thermo Electron Corporation+                                  $   522,790  $     250,508
    67,132  Xerox Corporation                                               2,749,772      3,205,553
                                                                          -----------  -------------
                                                                          $18,276,284  $  23,360,655

            METAL MINING - 0.15%
     4,052  ASARCO Incorporated                                           $   103,191  $      84,586
    38,838  Barrick Gold Corporation                                          771,889        752,486
     9,551  Cyprus Amax Minerals Company                                      178,028        161,770
    17,063  Freeport-McMoran Copper & Gold Incorporated - Class B+
                                                                              370,941        274,074
    24,271  Homestake Mining Company                                          230,921        206,304
    18,546  Inco Limited Company                                              364,197        380,193
    16,450  Newmont Mining Corporation                                        515,882        336,197
     6,055  Phelps Dodge Corporation                                          415,410        338,702
    31,614  Placer Dome Incorporated                                          423,752        327,995
                                                                          -----------  -------------
                                                                          $ 3,374,211  $   2,862,307

            MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
             FUELS - 0.02%
     8,100  Vulcan Materials Company                                      $   390,963  $     345,263

            MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
     4,186  Armstrong World Industries Incorporated                       $   284,706  $     203,283
    20,163  Hasbro Incorporated                                               427,233        492,733
     3,872  Jostens Incorporated                                               91,772         77,924
    41,739  Mattel Incorporated                                             1,396,638        889,562
       874  NACCO Industries Incorporated                                      83,604         68,063
    84,412  Tyco International Limited                                      4,275,903      8,551,990
                                                                          -----------  -------------
                                                                          $ 6,559,856  $  10,283,555

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            MISCELLANEOUS RETAIL - 0.44%
    22,067  Costco Wholesale Corporation+                                 $   947,570  $   1,649,508
    39,838  CVS Corporation                                                 1,338,108      1,660,747
     4,074  Longs Drug Stores Incorporated                                    111,928        128,076
    37,300  Office Depot Incorporated+                                        841,966        389,319
    26,417  Rite Aid Corporation                                              825,082        488,714
    46,782  Staples Incorporated+                                             891,154      1,017,509
    25,824  Toys 'R' Us Incorporated+                                         743,007        356,694
   101,756  Walgreen Company                                                1,660,915      2,359,467
                                                                          -----------  -------------
                                                                          $ 7,359,730  $   8,050,034

            MOTION PICTURES - 0.72%
     7,440  King World Productions Incorporated+                          $   177,696  $     283,650
   121,274  Time Warner Incorporated                                        4,023,339      7,193,064
   209,371  Walt Disney Company+                                            6,322,351      5,810,045
                                                                          -----------  -------------
                                                                          $10,523,386  $  13,286,759

            NONDEPOSITORY CREDIT INSTITUTIONS - 1.39%
    45,810  American Express Company                                      $ 3,922,333  $   6,298,875
    73,752  Associates First Capital Corporation                            2,402,355      2,530,616
    20,054  Capital One Financial Corporation                                 801,618        757,038
    11,435  Countrywide Credit Industries Incorporated                        444,417        367,349
   104,276  Federal National Mortgage Association                           5,500,317      6,478,147
    70,547  Freddie Mac                                                     2,800,344      3,633,170
    48,944  Household International Incorporated                            1,818,498      1,847,636
    81,208  MBNA Corporation                                                1,542,013      2,004,823
    14,453  Providian Financial Corporation                                   454,964      1,121,914
    16,757  SLM Holding Corporation                                           793,551        740,450
                                                                          -----------  -------------
                                                                          $20,480,410  $  25,780,018

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            OIL & GAS EXTRACTION - 0.76%
    12,275  Anadarko Petroleum Corporation                                $   396,842  $     417,350
    10,899  Apache Corporation                                                368,565        495,904
    32,780  Atlantic Richfield Company                                      2,383,532      2,882,591
    18,208  Burlington Resources Incorporated                                 759,235        761,322
    71,638  Enron Corporation                                               1,614,417      2,999,841
     5,278  Helmerich & Payne Incorporated                                    150,853        145,475
     8,868  Kerr-McGee Corporation                                            526,920        496,608
    33,218  Nabisco Group Holdings Corporation                                590,231        589,619
     8,822  Rowan Companies Incorporated+                                     229,280        164,310
    55,609  Schlumberger Limited                                            3,790,837      3,711,901
    26,085  Union Pacific Resources Group Incorporated
                                                                              565,899        467,900
    30,942  USX-Marathon Group Incorporated                                   977,699        963,070
                                                                          -----------  -------------
                                                                          $12,354,310  $  14,095,891

            PAPER & ALLIED PRODUCTS - 0.48%
     5,544  Bemis Incorporated                                            $   224,411  $     210,325
     5,959  Boise Cascade Corporation                                         200,271        216,759
     9,811  Champion International Corporation                                481,996        539,605
    22,431  Fort James Corporation                                            865,503        723,400
    13,934  IKON Office Solutions Incorporated                                324,722        155,016
    41,844  International Paper Company                                     1,848,315      1,969,283
    54,242  Kimberly-Clark Corporation                                      2,597,163      3,088,404
    10,503  Mead Corporation                                                  322,842        391,893
     3,030  Potlatch Corporation                                              130,970        117,034
     5,769  Temple-Inland Incorporated                                        324,153        357,678
    17,605  Tenneco Incorporated                                              734,335        354,301
    10,442  Westvaco Corporation                                              315,506        273,450
    11,399  Willamette Industries Incorporated                                369,289        451,685
                                                                          -----------  -------------
                                                                          $ 8,739,476  $   8,848,833

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            PERSONAL SERVICES - 0.05%
    10,047  H & R Block Incorporated                                      $   399,262  $     558,865
    26,746  Service Corporation International                                 907,381        369,429
                                                                          -----------  -------------
                                                                          $ 1,306,643  $     928,294

            PETROLEUM REFINING & RELATED INDUSTRIES - 3.08%
     9,285  Amerada Hess Corporation                                      $   502,955  $     576,250
     7,648  Ashland Incorporated                                              372,078        294,926
    66,614  Chevron Corporation                                             5,175,279      6,145,142
    21,891  Coastal Corporation                                               635,543        948,154
    64,972  Conoco Incorporated                                             1,361,563      1,746,119
   246,787  Exxon Corporation                                              15,583,631     19,465,325
    79,563  Mobil Corporation                                               5,671,816      8,145,262
    25,794  Phillips Petroleum Company                                      1,181,091      1,315,494
   217,935  Royal Dutch Petroleum Company                                  11,204,258     13,484,728
     9,489  Sunoco Incorporated                                               365,655        308,985
    54,402  Texaco Incorporated                                             3,031,784      3,454,527
    24,817  Unocal Corporation                                                930,095      1,039,212
                                                                          -----------  -------------
                                                                          $46,015,748  $  56,924,124

            PRIMARY METAL INDUSTRIES - 0.28%
    23,150  Alcan Aluminum Limited                                        $   671,697  $     761,056
    37,453  Alcoa Incorporated                                              1,322,591      2,418,059
    19,984  Allegheny Teledyne Incorporated                                   489,714        373,451
    11,290  Bethlehem Steel Corporation+                                      114,379         86,792
    13,068  Engelhard Corporation                                             251,169        260,543
     8,976  Nucor Corporation                                                 449,877        417,945
     6,702  Reynolds Metals Company                                           401,595        424,321
     9,136  USX-U.S. Steel Group Incorporated                                 289,964        246,672
     9,776  Worthington Industries Incorporated                               173,184        146,640
                                                                          -----------  -------------
                                                                          $ 4,164,170  $   5,135,479

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.54%
     7,179  American Greetings Corporation                                $   274,070  $     198,769
     9,391  Dow Jones & Company Incorporated                                  453,829        471,898
    28,539  Gannett Company Incorporated                                    1,606,178      1,938,868
     8,015  Knight-Ridder Incorporated                                        407,697        432,309
    20,225  McGraw-Hill Incorporated                                          702,031      1,045,380
     5,543  Meredith Corporation                                              185,791        192,273
    18,210  New York Times Company                                            539,633        711,328
    13,571  R.R. Donnelley & Sons Company                                     516,681        425,790
     7,440  Times Mirror Company                                              432,272        429,660
    12,129  Tribune Company                                                   701,709      1,131,787
    70,371  Viacom Incorporated+                                            1,494,122      2,959,980
                                                                          -----------  -------------
                                                                          $ 7,314,013  $   9,938,042

            RAILROAD TRANSPORTATION - 0.28%
    47,893  Burlington Northern Santa Fe Corporation                      $ 1,501,705  $   1,388,897
    22,252  CSX Corporation                                                 1,125,508        972,134
    10,909  Kansas City Southern Industries Incorporated
                                                                              615,385        505,223
    38,763  Norfolk Southern Corporation                                    1,238,267      1,015,106
    25,331  Union Pacific Corporation                                       1,480,062      1,233,303
                                                                          -----------  -------------
                                                                          $ 5,960,927  $   5,114,663

            RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.17%
     8,044  Cooper Tire & Rubber Company                                  $   176,451  $     152,836
    16,019  Goodyear Tire & Rubber Company                                    969,906        899,066
    28,749  Nike Incorporated                                               1,354,059      1,329,641
     5,512  Reebok International Limited+                                     182,648         65,111
     8,606  Sealed Air Corporation+                                           498,920        505,603
     6,153  Tupperware Corporation                                            175,182        138,827
                                                                          -----------  -------------
                                                                          $ 3,357,166  $   3,091,084

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
             SERVICES - 0.74%
    11,519  Bear Stearns Companies Incorporated                           $   596,292  $     479,478
    82,934  Charles Schwab Corporation                                        977,285      3,275,893
    25,842  Franklin Resources Incorporated                                 1,295,624        928,697
    11,704  Lehman Brothers Holdings Incorporated                             683,079        629,090
    37,266  Merrill Lynch & Company Incorporated                            2,665,880      2,780,975
    58,080  Morgan Stanley Dean Witter & Company                            3,403,113      4,983,990
    14,487  Paine Webber Group Incorporated                                   614,880        568,615
                                                                          -----------  -------------
                                                                          $10,236,153  $  13,646,738

            SOCIAL SERVICES - 0.10%
    17,592  Georgia-Pacific Corporation                                   $   515,854  $     727,869
    20,356  Weyerhaeuser Company                                              995,549      1,145,025
                                                                          -----------  -------------
                                                                          $ 1,511,403  $   1,872,894

            STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.12%
    24,563  Corning Incorporated                                          $ 1,050,276  $   1,633,440
     5,672  Owens Corning                                                     214,857        159,525
    15,340  Owens-Illinois Incorporated+                                      564,198        379,665
                                                                          -----------  -------------
                                                                          $ 1,829,331  $   2,172,630

            TEXTILE MILL PRODUCTS - 0.12%
     7,431  Fruit of the Loom Incorporated+                               $   207,352  $      52,017
     3,915  Russell Corporation                                               114,213         65,576
    92,193  Sara Lee Corporation                                            2,345,001      2,045,532
     1,972  Springs Industries Incorporated                                    93,437         74,074
                                                                          -----------  -------------
                                                                          $ 2,760,003  $   2,237,199

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            TOBACCO PRODUCTS - 0.53%
   245,331  Philip Morris Incorporated                                    $10,364,322  $   9,184,579
         1  RJ Reynolds Tobacco Holdings Incorporated                              29             27
    18,123  UST Incorporated                                                  530,781        574,273
                                                                          -----------  -------------
                                                                          $10,895,132  $   9,758,879

            TRANSPORTATION BY AIR - 0.22%
    15,750  AMR Corporation+                                              $   972,086  $     923,344
    14,444  Delta Air Lines Incorporated                                      774,454        733,936
    30,226  FDX Corporation+                                                  901,913      1,282,716
    51,733  Southwest Airlines Company                                        551,061        863,294
     7,740  US Airways Group Incorporated+                                    492,625        238,489
                                                                          -----------  -------------
                                                                          $ 3,692,139  $   4,041,779

            TRANSPORTATION EQUIPMENT - 1.50%
    56,255  Allied Signal Incorporated                                    $ 2,193,571  $   3,445,619
    98,869  Boeing Company                                                  4,580,314      4,480,002
     9,697  Brunswick Corporation                                             266,490        247,880
    17,042  Dana Corporation                                                  745,619        742,392
    56,623  Delphi Automotive Systems Corporation                             864,390      1,061,681
     3,682  Fleetwood Enterprises Incorporated                                126,329         75,021
     3,386  FMC Corporation+                                                  240,481        197,234
   123,116  Ford Motor Company                                              4,384,371      6,417,422
    18,653  General Dynamics Corporation                                      927,622      1,175,139
    66,025  General Motors Corporation                                      3,351,233      4,365,903
    18,441  Genuine Parts Company                                             611,572        532,484
     8,617  Goodrich (B.F.) Company                                           363,298        318,291
     9,211  ITT Industries Incorporated                                       291,195        311,447
     6,866  Navistar International Corporation                                158,483        333,859
     7,068  Northrop Grumman Corporation                                      722,512        512,430
     7,999  PACCAR Incorporated                                               383,615        440,945
    19,433  Rockwell International Corporation                                779,795      1,148,976

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    15,383  Textron Incorporated                                          $   993,085  $   1,242,177
    12,255  TRW Incorporated                                                  670,593        667,897
                                                                          -----------  -------------
                                                                          $22,654,568  $  27,716,799

            WATER TRANSPORTATION - 0.15%
    62,108  Carnival Corporation                                          $ 2,696,021  $   2,775,451

            WHOLESALE TRADE-DURABLE GOODS - 0.78%
     9,633  Grainger (W.W.) Incorporated                                  $   441,419  $     419,638
   136,786  Johnson & Johnson                                               8,881,418     13,986,368
     5,845  Pep Boys - Manny, Moe & Jack                                      139,174         85,118
                                                                          -----------  -------------
                                                                          $ 9,462,011  $  14,491,124

            WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
     7,068  Brown-Forman Corporation                                      $   380,404  $     415,245
    27,503  Cardinal Health Incorporated                                    1,747,071      1,753,316
    27,701  McKesson HBOC Incorporated                                      2,076,522        862,194
    50,298  Safeway Incorporated+                                           2,760,511      2,342,001
    12,440  Supervalu Incorporated                                            246,949        279,900
    33,923  Sysco Corporation                                                 712,105      1,106,738
    58,142  Unilever Nv                                                     3,956,229      4,004,530
                                                                          -----------  -------------
                                                                          $11,879,791  $  10,763,924
            TOTAL COMMON STOCK                                            $824,234,728 $1,101,270,030

Asset Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

            U.S. TREASURY SECURITIES - 40.05%
                                                             INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                      RATE          DATE          VALUE
            U.S. TREASURY BILLS - 0.68%
$  672,000  U.S. Treasury Bills                                 4.86%@      11/04/99   $     666,443
11,933,000  U.S. Treasury Bills                                 4.50@       09/23/99      11,900,184
                                                                                       -------------
                                                                                       $  12,566,627

            U.S. TREASURY BONDS - 39.37%
$20,050,000 U.S. Treasury Bonds                                 6.75%       08/15/26   $  20,980,520
20,475,000  U.S. Treasury Bonds                                 7.63        11/15/22      23,363,817
18,850,000  U.S. Treasury Bonds                                 8.50        02/15/20      23,105,952
20,650,000  U.S. Treasury Bonds                                 6.63        02/15/27      21,324,428
21,700,000  U.S. Treasury Bonds                                 7.25        08/15/22      23,788,624
20,450,000  U.S. Treasury Bonds                                 6.38        08/15/27      20,510,737
38,825,000  U.S. Treasury Bonds                                 7.13        02/15/23      42,034,275
66,250,000  U.S. Treasury Bonds                                 8.00        11/15/21      78,050,450
28,000,000  U.S. Treasury Bonds                                 8.13        08/15/21      33,346,320
21,600,000  U.S. Treasury Bonds                                 7.88        02/15/21      25,052,544
22,775,000  U.S. Treasury Bonds                                 7.50        11/15/24      25,867,389
27,675,000  U.S. Treasury Bonds                                 6.00        02/15/26      26,351,858
21,950,000  U.S. Treasury Bonds                                 8.75        05/15/20      27,540,446
46,950,000  U.S. Treasury Bonds                                 8.75        08/15/20      58,973,426
23,400,000  U.S. Treasury Bonds                                 6.50        11/15/26      23,747,256
23,150,000  U.S. Treasury Bonds                                 6.88        08/15/25      24,531,824
43,950,000  U.S. Treasury Bonds                                 6.13        11/15/27      42,686,438
45,875,000  U.S. Treasury Bonds                                 6.25        08/15/23      45,022,184
25,900,000  U.S. Treasury Bonds                                 7.63        02/15/25      29,849,750
21,000,000  U.S. Treasury Bonds                                 6.13        08/15/29      21,177,240
21,700,000  U.S. Treasury Bonds                                 5.25        11/15/28      18,807,824
21,500,000  U.S. Treasury Bonds                                 5.50        08/15/28      19,255,830
23,350,000  U.S. Treasury Bonds                                 5.25        02/15/29      20,424,012
27,475,000  U.S. Treasury Bonds                                 8.13        05/15/21      32,682,337
                                                                                       -------------
                                                                                       $ 728,475,481
            TOTAL U.S. TREASURY SECURITIES                                             $ 741,042,108
            (Cost $764,597,361)

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Asset Allocation Fund
------------------------------------------------------------------------

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $1,588,832,091)*                                   99.57%             $1,842,312,139
            Other Assets and Liabilities, Net                         0.43                   8,030,184
                                                                    ------               -------------
            TOTAL NET ASSETS                                        100.00%              $1,850,342,323
                                                                    ======               =============
------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  @  YIELD TO MATURITY.
  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,330,480.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $328,390,946
Gross Unrealized Depreciation   (74,910,898)
                                ---
NET UNREALIZED APPRECIATION     $253,480,048
                                ===

The accompanying notes are an integral part of these financial statements.

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK - 96.67%
            AGRICULTURAL PRODUCTION - CROP - 0.08%
     4,202  Pioneer Hi-Bred International Incorporated                    $   125,219  $     164,403

            AMUSEMENT & RECREATION SERVICES - 0.03%
     2,185  Harrah's Entertainment Incorporated+                          $    45,937  $      49,163

            APPAREL & ACCESSORY STORES - 0.51%
    14,984  Gap Incorporated                                              $   209,220  $     586,249
     2,799  Kohl's Corporation+                                               162,599        199,429
     3,676  Limited Incorporated                                               79,384        139,229
     2,452  Nordstrom Incorporated                                             64,771         69,422
                                                                          -----------  -------------
                                                                          $   515,974  $     994,329

            APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.06%
     1,149  Liz Claiborne Incorporated                                    $    50,440  $      42,226
     2,085  V. F. Corporation                                                  82,767         75,060
                                                                          -----------  -------------
                                                                          $   133,207  $     117,286

            AUTOMOTIVE DEALERS & GASOLINE - 0.03%
     2,625  Autozone Incorporated+                                        $    75,314  $      62,508

            AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
     1,288  Ryder Systems Incorporated                                    $    40,166  $      28,417

            BUILDING CONSTRUCTION-GENERAL - 0.03%
     1,046  Centex Corporation                                            $    26,564  $      29,419
       846  Kaufman & Broad Home Corporation                                   17,073         17,290
       804  Pulte Corporation                                                  13,230         18,593
                                                                          -----------  -------------
                                                                          $    56,867  $      65,302

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.99%
    25,747  Home Depot Incorporated                                       $   729,664  $   1,573,785
     6,430  Lowes Companies                                                   154,732        290,958
     3,052  Sherwin Williams Company                                           86,271         74,393
                                                                          -----------  -------------
                                                                          $   970,667  $   1,939,136

            BUSINESS SERVICES - 8.31%
     6,296  3Com Corporation+                                             $   295,791  $     156,220
     1,084  Adobe Systems Incorporated                                         48,657        107,994
    18,926  America Online Incorporated+                                    1,623,093      1,728,180
     1,068  Autodesk Incorporated                                              41,420         24,564
    10,696  Automatic Data Processing Incorporated                            268,102        420,487
     4,067  BMC Software Incorporated+                                        233,964        218,855
     2,885  Cabletron Systems Incorporated+                                    84,183         48,504
    12,511  Cendant Corporation                                               337,430        224,416
     2,472  Ceridian Corporation+                                              55,592         69,216
     9,399  Computer Associates International Incorporated
                                                                              385,647        531,044
     2,776  Computer Sciences Corporation+                                    113,413        192,065
     6,432  Compuware Corporation+                                            245,535        194,166
     1,420  De Luxe Corporation                                                46,443         48,369
     2,246  Ecolab Incorporated                                                51,485         84,365
     8,548  Electronic Data Systems Corporation                               354,309        479,757
     2,543  Equifax Incorporated                                               81,991         77,562
     7,507  First Data Corporation                                            274,922        330,308
     5,600  IMS Health Incorporated                                            95,991        154,700
     4,874  Interpublic Group Company Incorporated                            115,758        193,132
    88,832  Microsoft Corporation+                                          2,976,325      8,222,512
     5,891  Novell Incorporated+                                               74,222        139,543
     3,092  Omnicom Group Incorporated                                        135,660        233,060
    25,044  Oracle Corporation+                                               517,579        914,106
     4,602  Parametric Technology Corporation+                                102,911         64,428
     4,132  Peoplesoft Incorporated+                                          128,801         58,365
       431  Shared Medical Systems Corporation                                 23,957         24,217

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    13,458  Sun Microsystems Incorporated+                                $   271,160  $   1,069,911
     4,723  Unisys Corporation+                                                76,040        203,089
                                                                          -----------  -------------
                                                                          $ 9,060,381  $  16,213,135

            CHEMICALS & ALLIED PRODUCTS - 11.42%
    26,456  Abbott Laboratories                                           $   829,065  $   1,147,529
     3,978  Air Products & Chemicals Incorporated                             146,472        135,252
     1,023  Alberto-Culver Company                                             27,090         26,023
     1,716  ALZA Corporation+                                                  53,753         86,444
    22,860  American Home Products Corporation                                842,901        948,690
     8,852  Amgen Incorporated+                                               258,522        736,376
     2,018  Avery Dennison Corporation                                         82,848        110,738
     4,550  Avon Products Incorporated                                        143,745        199,631
    34,588  Bristol-Myers Squibb Company                                    1,335,897      2,434,131
     4,008  Clorox Company                                                    144,820        181,362
    10,080  Colgate-Palmolive Company                                         310,560        539,280
     3,860  Dow Chemical Company                                              333,474        438,593
    17,012  Dupont E I De Nemours Company                                   1,037,794      1,078,136
     1,416  Eastman Chemical Company                                           81,894         65,756
    19,156  Eli Lilly & Company                                               996,150      1,429,517
    19,311  Gillette Company                                                  876,287        900,375
     1,083  Great Lakes Chemical Corporation                                   49,405         44,606
     1,853  International Flavors & Fragrances Incorporated
                                                                               87,606         75,510
    41,126  Merck & Company Incorporated                                    1,955,328      2,763,153
    11,036  Monsanto Company                                                  429,867        453,166
     5,992  Occidental Petroleum Corporation                                  149,376        129,952
    67,578  Pfizer Incorporated                                             1,415,735      2,551,070
     8,780  Pharmacia & Upjohn Incorporated                                   333,299        458,755
     3,033  PPG Industries Incorporated                                       167,414        182,170
     2,716  Praxair Incorporated                                              127,121        127,652
    23,106  Procter & Gamble Company                                        1,552,812      2,293,271
     3,732  Rohm & Haas Company                                               118,865        139,484
    25,610  Schering-Plough Corporation                                       666,220      1,346,126
     1,774  Sigma Aldrich Corporation                                          56,783         57,212

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
     2,294  Union Carbide Corporation                                     $   103,286  $     130,471
     1,218  W.R. Grace & Company+                                              17,587         23,294
    14,859  Warner-Lambert Company                                            596,528        984,409
     1,700  Watson Pharmaceuticals Incorporated+                               74,430         60,988
                                                                          -----------  -------------
                                                                          $15,402,934  $  22,279,122

            COMMUNICATIONS - 8.53%
     5,139  Alltel Corporation                                            $   214,141  $     347,525
    19,113  Ameritech Corporation                                             666,324      1,206,508
    55,415  AT & T Corporation                                              1,667,282      2,493,675
    26,978  Bell Atlantic Corporation                                       1,020,913      1,652,403
    32,988  BellSouth Corporation                                             814,795      1,492,707
    12,375  CBS Corporation+                                                  316,212        581,625
     2,433  CenturyTel Incorporated                                           109,331         95,647
     5,807  Clear Channel Communications Incorporated
                                                                              276,925        406,853
    12,858  Comcast Corporation                                               175,003        419,492
     3,025  Frontier Corporation                                               75,130        126,861
    16,931  GTE Corporation                                                   796,752      1,161,890
    32,430  MCI WorldCom Incorporated+                                      1,210,266      2,456,573
    10,511  Media One Group Incorporated+                                     255,912        691,098
     5,143  Nextel Communications Incorporated+                               173,301        297,330
    34,175  SBC Communications Incorporated                                 1,096,563      1,640,400
    15,032  Sprint Corporation (FON Group)                                    375,378        667,045
     7,679  Sprint Corporation (PCS Group)+                                   127,752        458,820
     8,768  US West Incorporated                                              337,379        458,128
                                                                          -----------  -------------
                                                                          $ 9,709,359  $  16,654,580

            DEPOSITORY INSTITUTIONS - 7.53%
     3,150  AmSouth BanCorporation                                        $   102,701  $      68,906
    30,334  Bank of America Corporation                                     1,682,104      1,835,207
    13,248  Bank of New York Company Incorporated                             294,210        473,616
    20,530  Bank One Corporation                                              922,817        823,766
     5,163  BankBoston Corporation                                            198,665        239,757
     5,451  BB & T Corporation                                                181,528        182,609

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
    14,662  Chase Manhattan Corporation                                   $   755,906  $   1,227,026
    58,816  Citigroup Incorporated                                          1,755,225      2,613,636
     2,758  Comerica Incorporated                                             136,068        143,588
     4,711  Fifth Third Bancorp                                               200,650        312,104
    16,855  First Union Corporation                                           744,115        699,483
    11,593  Firstar Corporation                                               356,932        310,837
     9,973  Fleet Financial Group Incorporated                                323,668        397,050
       945  Golden West Financial Corporation                                  74,057         85,818
     4,067  Huntington Bancshares Incorporated                                117,681        121,756
     7,830  KeyCorp                                                           222,630        227,070
     9,146  Mellon Bank Corporation                                           213,400        305,248
     2,702  Mercantile Bancorp                                                150,173        149,117
     3,085  J.P. Morgan & Company Incorporated                                321,684        398,543
    10,918  National City Corporation                                         341,220        301,610
     1,938  Northern Trust Corporation                                        136,270        164,367
     5,276  PNC Bank Corporation                                              229,632        276,001
     3,839  Regions Financial Corporation                                     136,621        135,565
     1,880  Republic New York Corporation                                      92,809        130,425
     2,900  SouthTrust Corporation                                            115,431        102,406
     2,849  State Street Corporation                                          156,887        170,584
     2,976  Summit Bancorp                                                    147,378         99,324
     5,546  Suntrust Banks Incorporated                                       348,005        356,677
     4,731  Synovus Financial Corporation                                     103,223         89,298
     2,455  Union Planters Corporation                                        119,962        103,570
    12,669  U.S. Bancorp                                                      362,245        391,155
     3,552  Wachovia Corporation                                              247,401        278,388
    10,303  Washington Mutual Incorporated                                    378,731        327,120
    28,767  Wells Fargo & Company#                                            802,212      1,145,286
                                                                          -----------  -------------
                                                                          $12,472,241  $  14,686,913

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            EATING & DRINKING PLACES - 0.61%
     2,409  Darden Restaurants Incorporated                               $    26,046  $      37,641
    23,660  McDonald's Corporation                                            595,049        978,933
     2,626  Tricon Global Restaurants Incorporated+                            78,667        106,681
     2,161  Wendy's International Incorporated                                 48,441         60,508
                                                                          -----------  -------------
                                                                          $   748,203  $   1,183,763

            ELECTRIC, GAS & SANITARY SERVICES - 2.59%
     3,286  AES Corporation+                                              $   122,945  $     199,419
     2,300  Allied Waste Industries Incorporated+                              41,297         29,325
     2,442  Ameren Corporation                                                 96,818         97,833
     3,368  American Electric Power Company+                                  147,033        122,301
     2,607  Carolina Power & Light Company                                     93,232         94,830
     3,698  Central & Southwest Corporation                                    90,328         83,667
     2,729  Cinergy Corporation                                                89,361         82,893
     2,100  CMS Energy Corporation                                             92,309         83,081
     1,484  Columbia Energy Group                                              68,273         87,649
     3,958  Consolidated Edison Company                                       136,816        174,152
     1,669  Consolidated Natural Gas Company                                   91,803        106,294
     2,656  Constellation Energy Group                                         73,128         78,684
     3,335  Dominion Resources Incorporated                                   127,887        154,244
     2,504  DTE Energy Company                                                 79,384         98,752
     6,385  Duke Energy Corporation                                           304,917        367,138
       405  Eastern Enterprises                                                15,978         18,200
     6,139  Edison International                                              143,825        155,777
     4,283  Entergy Corporation                                               112,635        127,687
     4,131  FirstEnergy Corporation                                           103,563        117,992
     1,700  Florida Progress Corporation                                       71,874         79,688
     3,093  FPL Group Incorporated                                            148,706        167,022
     2,208  GPU Incorporated                                                   79,252         75,348
     1,991  New Century Energies Incorporated                                  95,443         71,925
     3,177  Niagara Mohawk Holdings Incorporated+                              38,278         48,052
       888  Nicor Incorporated                                                 33,046         34,355
     2,633  Northern States Power Company                                      66,765         62,040
       530  Oneok Incorporated                                                 17,592         16,463

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
     6,630  Pacific Gas & Electric Company                                $   172,294  $     200,972
     5,102  PacifiCorp                                                        109,142        104,272
     3,398  PECO Energy Company                                                85,466        138,044
       598  People's Energy Corporation                                        20,518         21,790
     2,707  PP & L Resources Incorporated                                      62,455         75,796
     3,857  Public Service Enterprise Group Incorporated                      109,248        158,137
     5,092  Reliant Energy Incorporated                                       117,753        140,985
     4,179  Sempra Energy                                                     104,838         93,244
     1,917  Sonat Incorporated                                                 87,201         69,252
    12,129  Southern Company                                                  279,796        328,241
     4,962  Texas Utilities Company                                           192,361        200,651
     3,796  Unicom Corporation                                                102,007        146,621
    10,587  Waste Management Incorporated+                                    523,738        230,929
     7,478  Williams Companies Incorporated                                   189,977        308,468
                                                                          -----------  -------------
                                                                          $ 4,739,282  $   5,052,213

            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.56%
     2,000  ADC Telecommunications Incorporated+                          $    89,000  $      74,125
     2,504  Advanced Micro Devices Incorporated+                               67,558         51,802
     1,417  Andrew Corporation+                                                40,147         24,798
     7,581  Emerson Electric Company                                          399,971        474,760
    56,957  General Electric Company                                        3,642,328      6,396,983
     2,977  General Instrument Corporation+                                    60,283        146,431
    57,722  Intel Corporation                                               2,120,107      4,744,027
     2,445  LSI Logic Corporation+                                             73,555        138,754
    52,870  Lucent Technologies Incorporated                                1,221,560      3,386,984
     1,587  Maytag Corporation                                                 46,774         99,386
     4,380  Micron Technology Incorporated+                                   190,244        326,584
    10,504  Motorola Incorporated                                             670,037        968,994
     2,911  National Semiconductor Corporation+                                80,858         82,054
       690  National Service Industries Incorporated                           28,110         22,080
     1,200  Network Appliance Incorporated+                                    63,064         78,825
    23,118  Nortel Networks Corporation                                       520,745        949,283
     2,600  QUALCOMM Incorporated+                                            407,147        499,688

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
     5,835  Raytheon Company                                              $   308,602  $     397,509
     1,347  Scientific-Atlanta Incorporated                                    27,117         69,034
     6,826  Tellabs Incorporated+                                             185,111        406,574
    13,676  Texas Instruments Incorporated                                    318,975      1,122,287
     1,007  Thomas & Betts Corporation                                         50,385         45,315
     1,362  Whirlpool Corporation                                              73,227         96,276
                                                                          -----------  -------------
                                                                          $10,684,905  $  20,602,553

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.33%
     2,851  Dun & Bradstreet Corporation                                  $    70,230  $      74,661
       751  EG & G Incorporated                                                14,294         23,891
     1,360  Fluor Corporation                                                  76,066         56,270
     7,674  Halliburton Company                                               302,826        355,882
     4,312  Paychex Incorporated                                              146,535        126,935
                                                                          -----------  -------------
                                                                          $   609,951  $     637,639

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.57%
       518  Ball Corporation                                              $    15,352  $      23,278
     1,602  Cooper Industries Incorporated                                     81,628         83,104
     1,228  Crane Company                                                      30,459         29,549
     2,116  Crown Cork & Seal Company Incorporated                            104,554         56,206
     2,936  Fortune Brands Incorporated                                       103,233        110,100
     4,400  Illinois Tool Works Incorporated                                  212,608        342,925
     6,846  Lockheed Martin Corporation                                       312,564        253,302
     5,912  Masco Corporation                                                 126,936        167,384
     1,172  Snap-On Incorporated                                               44,299         39,628
                                                                          -----------  -------------
                                                                          $ 1,031,633  $   1,105,476

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            FOOD & KINDRED PRODUCTS - 3.62%
       610  Adolph Coors Company                                          $    16,278  $      34,808
     8,254  Anheuser-Busch Companies                                          351,924        635,558
    10,731  Archer Daniels Midland Company                                    198,040        139,503
     4,926  Bestfoods Incorporated                                            210,509        241,990
     7,576  Campbell Soup Company                                             329,107        334,765
    42,913  Coca Cola Company                                               2,519,836      2,566,734
     7,362  Coca Cola Enterprises Incorporated                                219,963        209,357
     8,590  ConAgra Incorporated                                              245,416        210,455
     2,631  General Mills Incorporated                                        173,723        220,346
     6,287  Heinz (H.J.) Company                                              277,055        293,524
     1,755  Hercules Incorporated                                              83,960         57,147
     2,456  Hershey Foods Corporation                                         128,178        131,550
     7,076  Kellogg Company                                                   284,781        251,640
    25,686  PepsiCo Incorporated                                              847,961        876,535
     2,356  Quaker Oats Company                                               104,806        157,410
     5,668  Ralston-Ralston Purina Group                                      152,340        155,870
     7,421  Seagrams Company Limited                                          285,835        393,777
     2,023  Wm. Wrigley Jr. Company                                           131,814        158,426
                                                                          -----------  -------------
                                                                          $ 6,561,526  $   7,069,395

            FOOD STORES 0.41%
     7,362  Albertson's Incorporated                                      $   274,621  $     352,916
       730  Great Atlantic & Pacific Tea Company                               21,030         25,641
    14,192  Kroger Company+                                                   264,138        328,190
     2,637  Winn-Dixie Stores Incorporated                                     97,920         89,658
                                                                          -----------  -------------
                                                                          $   657,709  $     796,405

            FURNITURE & FIXTURES - 0.15%
     1,500  Johnson Controls Incorporated                                 $    67,505  $     102,563
     4,851  Newell Rubbermaid Incorporated                                    170,898        198,891
                                                                          -----------  -------------
                                                                          $   238,403  $     301,454

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            GENERAL MERCHANDISE STORES - 2.66%
     1,904  Consolidated Stores Corporation+                              $    79,747  $      30,702
     7,667  Dayton Hudson Corporation                                         215,988        444,686
     1,868  Dillards Incorporated                                              60,965         43,898
     3,833  Dollar General Corporation                                        110,997         99,658
     3,592  Federated Department Stores Incorporated+                         137,945        165,232
     1,268  Harcourt General Incorporated                                      61,257         55,554
     8,565  K Mart Corporation+                                               111,573        107,598
     5,856  May Department Stores Company                                     197,894        228,750
     4,602  J.C. Penney Company Incorporated                                  252,345        166,823
     6,637  Sears, Roebuck & Company                                          328,008        248,888
     5,634  TJX Companies Incorporated                                         78,941        162,682
    77,388  Wal-Mart Stores Incorporated                                    1,459,490      3,429,256
                                                                          -----------  -------------
                                                                          $ 3,095,150  $   5,183,727

            HEALTH SERVICES - 0.22%
     9,977  Columbia HCA Healthcare Corporation                           $   317,262  $     245,684
     1,942  HCR Manor Care Incorporated+                                       59,412         37,990
     7,293  HealthSouth Corporation+                                          176,891         59,711
     5,329  Tenet Healthcare Corporation+                                     150,630         92,924
                                                                          -----------  -------------
                                                                          $   704,195  $     436,309

            HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.02%
       696  Foster Wheeler Corporation                                    $    25,498  $       9,005
     1,088  McDermott International Incorporated                               31,632         24,548
                                                                          -----------  -------------
                                                                          $    57,130  $      33,553

            HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.29%
     3,600  Best Buy Company Incorporated+                                $   237,692  $     252,900
     3,482  Circuit City Stores Incorporated                                   62,438        149,726
     3,392  Tandy Corporation                                                  53,958        160,272
                                                                          -----------  -------------
                                                                          $   354,088  $     562,898

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING
             PLACES - 0.13%
     4,412  Hilton Hotels Corporation                                     $    81,805  $      54,047
     4,344  Marriott International                                            123,104        148,782
     3,404  Mirage Resorts Incorporated+                                       85,929         44,465
                                                                          -----------  -------------
                                                                          $   290,838  $     247,294

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT - 9.24%
     2,705  Apple Computer Incorporated+                                  $    77,128  $     176,501
     6,411  Applied Materials Incorporated+                                   205,439        455,582
     5,675  Baker Hughes Incorporated                                         170,365        192,950
     1,557  Black & Decker Corporation                                         61,412         81,937
       377  Briggs & Stratton Corporation                                      17,365         22,950
     1,298  Case Corporation                                                   70,614         64,089
     6,221  Caterpillar Incorporated                                          292,343        352,264
       652  Cincinnati Milacron Incorporated                                   15,601         11,736
    55,610  Cisco Systems Incorporated+                                     1,113,354      3,771,053
    29,637  Compaq Computer Corporation                                       725,614        687,208
       783  Cummins Engine Company Incorporated                                44,618         46,393
       824  Data General Corporation+                                          19,160         15,193
     4,026  Deere & Company                                                   195,252        156,511
    44,152  Dell Computer Corporation+                                        443,844      2,155,170
     3,742  Dover Corporation                                                 115,884        144,769
    17,588  EMC Corporation+                                                  262,362      1,055,280
     2,735  Gateway Incorporated+                                             161,905        265,124
     1,416  Harris Corporation                                                 54,374         37,170
    17,622  Hewlett-Packard Company                                         1,045,375      1,856,918
    31,568  IBM Corporation                                                 1,534,682      3,932,189
     2,923  Ingersoll-Rand Company                                            112,839        185,976
     2,000  Lexmark International Group Incorporated+                         133,920        157,500
     7,020  Minnesota Mining and Manufacturing Company
                                                                              601,437        663,390
     2,165  Pall Corporation                                                   49,923         43,029
     1,907  Parker-Hannifin Corporation                                        69,022         83,431

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
     4,674  Pitney Bowes Incorporated                                     $   182,354  $     275,766
     3,963  Seagate Technology Incorporated+                                  137,742        131,522
     3,213  Silicon Graphics Incorporated+                                     66,741         36,749
     4,492  Solectron Corporation+                                            212,651        351,499
     1,575  Stanley Works                                                      58,085         41,541
     1,021  Timken Company                                                     30,895         17,931
     8,438  United Technologies Corporation                                   336,714        557,963
                                                                          -----------  -------------
                                                                          $ 8,619,014  $  18,027,284

            INSURANCE AGENTS, BROKERS & SERVICE - 0.26%
     4,483  Aon Corporation                                               $   153,166  $     149,620
     2,784  Humana Incorporated+                                               63,767         25,230
     4,536  Marsh & McLennan Companies Incorporated                           212,034        330,278
                                                                          -----------  -------------
                                                                          $   428,967  $     505,128

            INSURANCE CARRIERS - 3.08%
     2,465  Aetna Incorporated                                            $   210,587  $     191,654
     4,600  AFLAC Incorporated                                                237,176        206,713
    14,051  Allstate Corporation                                              496,825        461,048
     4,367  American General Corporation                                      208,834        310,057
    26,923  American International Group Incorporated                       1,342,937      2,495,426
     2,796  Chubb Corporation                                                 175,051        159,896
     3,515  CIGNA Corporation                                                 192,647        315,691
     2,858  Cincinnati Financial Corporation                                  129,949        113,248
     5,578  Conseco Incorporated                                              224,412        133,872
     3,962  Hartford Financial Services Group                                 157,404        180,023
     1,857  Jefferson-Pilot Corporation                                        84,511        123,955
     3,544  Lincoln National Corporation                                      114,995        166,125
     1,881  Loews Corporation                                                 183,503        147,659
     1,740  MBIA Incorporated                                                 104,632         90,263
     1,907  MGIC Investment Corporation                                        88,719         82,835
     1,299  Progressive Corporation                                           150,597        132,498
     2,351  Safeco Corporation                                                106,178         83,754
     4,004  St. Paul Companies Incorporated                                   144,391        128,378
     2,321  Torchmark Corporation                                              68,892         66,149

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
     3,085  United Healthcare Corporation                                 $   159,270  $     187,607
     4,091  UnumProvident Corporation                                         182,812        147,532
     1,200  Wellpoint Health Networks Incorporated+                           103,293         87,450
                                                                          -----------  -------------
                                                                          $ 4,867,615  $   6,011,833

            LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 0.02%
     5,626  Laidlaw Incorporated                                          $    72,894  $      35,163

            LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
     1,897  Louisiana-Pacific Corporation                                 $    44,531  $      35,095

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS -
             2.05%
     1,195  Allergan Incorporated                                         $    47,319  $     119,351
     1,019  Bausch & Lomb Incorporated                                         46,163         67,318
     5,076  Baxter International Incorporated                                 256,062        340,409
     4,392  Becton, Dickinson & Company                                       103,881        123,525
     1,961  Biomet Incorporated                                                43,220         70,106
     6,804  Boston Scientific Corporation+                                    196,769        230,911
       892  C.R. Bard Incorporated                                             29,581         41,590
     2,316  Danaher Corporation                                               105,572        136,065
     5,654  Eastman Kodak Company                                             394,015        415,216
     1,245  Eaton Corporation                                                  98,951        122,010
     5,182  Guidant Corporation+                                              124,086        304,119
     2,184  Honeywell Incorporated                                            150,926        247,884
     1,544  KLA-Tencor Corporation+                                            98,680         96,983
     1,289  Mallinckrodt Incorporated                                          49,355         41,329
    10,165  Medtronic Incorporated                                            509,295        795,411
       819  Millipore Corporation                                              32,652         30,917
     1,780  PE Corporation - PE Biosystems Group                               56,273        122,486
       807  Polaroid Corporation                                               33,984         21,890
     1,476  St. Jude Medical Incorporated+                                     52,162         53,505
       850  Tektronix Incorporated                                             31,925         28,263

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
     2,745  Thermo Electron Corporation+                                  $   105,454  $      43,577
    11,536  Xerox Corporation                                                 404,315        550,843
                                                                          -----------  -------------
                                                                          $ 2,970,640  $   4,003,708

            METAL MINING - 0.25%
       667  ASARCO Incorporated                                           $    18,159  $      13,924
     6,780  Barrick Gold Corporation                                          154,612        131,363
     1,471  Cyprus Amax Minerals                                               33,862         24,915
     2,769  Freeport-McMoran Copper & Gold Incorporated+
                                                                               75,106         44,477
     4,435  Homestake Mining Company                                           53,577         37,698
     3,254  Inco Limited Company                                               85,682         66,707
     2,885  Newmont Mining Corporation                                        102,103         58,962
       967  Phelps Dodge Corporation                                           67,902         54,090
     5,569  Placer Dome Incorporated                                           95,384         57,777
                                                                          -----------  -------------
                                                                          $   686,387  $     489,913

            MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
             FUELS - 0.03%
     1,400  Vulcan Materials Company                                      $    67,574  $      59,675

            MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.90%
       732  Armstrong World Industries Incorporated                       $    48,483  $      35,548
     3,406  Hasbro Incorporated                                                68,012         83,234
       673  Jostens Incorporated                                               15,584         13,544
     7,266  Mattel Incorporated                                               226,189        154,857
       129  NACCO Industries Incorporated                                       8,392         10,045
    14,383  Tyco International Limited                                        700,955      1,457,177
                                                                          -----------  -------------
                                                                          $ 1,067,615  $   1,754,405

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            MISCELLANEOUS RETAIL - 0.71%
     3,775  Costco Wholesale Corporation+                                 $   136,516  $     282,181
     6,808  CVS Corporation                                                   207,663        283,809
       652  Longs Drug Stores Incorporated                                     18,077         20,497
     6,500  Office Depot Incorporated+                                        146,780         67,844
     4,572  Rite Aid Corporation                                              120,172         84,582
     8,029  Staples Incorporated+                                             155,507        174,631
     4,433  Toys 'R' Us Incorporated+                                         139,640         61,230
    17,412  Walgreen Company                                                  234,272        403,740
                                                                          -----------  -------------
                                                                          $ 1,158,627  $   1,378,514

            MOTION PICTURES - 1.16%
     1,221  King World Productions Incorporated+                          $    27,474  $      46,550
    20,757  Time Warner Incorporated                                          615,584      1,231,149
    35,821  Walt Disney Company+                                              985,584        994,033
                                                                          -----------  -------------
                                                                          $ 1,628,642  $   2,271,732

            NONDEPOSITORY CREDIT INSTITUTIONS - 2.26%
     7,821  American Express Company                                      $   553,513  $   1,075,388
    12,639  Associates First Capital Corporation                              371,167        433,676
     3,483  Capital One Financial Corporation                                 147,323        131,483
     1,940  Countrywide Credit Industries Incorporated                         69,752         62,323
    17,819  Federal National Mortgage Association                             828,049      1,107,005
    12,098  Freddie Mac                                                       431,439        623,047
     8,374  Household International Incorporated                              271,100        316,119
    13,932  MBNA Corporation                                                  230,311        343,946
     2,444  Providian Financial Corporation                                    72,212        189,715
     2,844  SLM Holding Corporation                                           138,029        125,668
                                                                          -----------  -------------
                                                                          $ 3,112,895  $   4,408,370

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            OIL & GAS EXTRACTION - 1.24%
     2,190  Anadarko Petroleum Corporation                                $    73,112  $      74,460
     1,930  Apache Corporation                                                 68,640         87,815
     5,600  Atlantic Richfield Company                                        402,235        492,450
     3,137  Burlington Resources Incorporated                                 137,010        131,166
    12,332  Enron Corporation                                                 281,068        516,403
       834  Helmerich & Payne Incorporated                                     25,433         22,987
     1,475  Kerr-McGee Corporation                                             91,068         82,600
     5,650  Nabisco Group Holdings Corporation                                100,186        100,288
     1,423  Rowan Companies Incorporated+                                      36,233         26,503
     9,521  Schlumberger Limited                                              592,958        635,527
     4,289  Union Pacific Resources Group Incorporated                        112,360         76,933
     5,392  USX-Marathon Group Incorporated                                   150,286        167,825
                                                                          -----------  -------------
                                                                          $ 2,070,589  $   2,414,957

            PAPER & ALLIED PRODUCTS - 0.78%
       964  Bemis Incorporated                                            $    38,134  $      36,572
     1,041  Boise Cascade Corporation                                          37,784         37,866
     1,688  Champion International Corporation                                 84,258         92,840
     3,802  Fort James Corporation                                            154,721        122,615
     2,489  IKON Office Solutions Incorporated                                 76,379         27,690
     7,187  International Paper Company                                       320,769        338,238
     9,238  Kimberly-Clark Corporation                                        448,629        525,989
     1,802  Mead Corporation                                                   55,745         67,237
       472  Potlatch Corporation                                               21,490         18,231
     1,017  Temple-Inland Incorporated                                         60,752         63,054
     3,001  Tenneco Incorporated                                              128,421         60,395
     1,758  Westvaco Corporation                                               54,143         46,037
     1,944  Willamette Industries Incorporated                                 69,030         77,030
                                                                          -----------  -------------
                                                                          $ 1,550,255  $   1,513,794

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            PERSONAL SERVICES - 0.08%
     1,735  H & R Block Incorporated                                      $    65,888  $      96,508
     4,669  Service Corporation International                                 145,156         64,490
                                                                          -----------  -------------
                                                                          $   211,044  $     160,998

            PETROLEUM REFINING & RELATED INDUSTRIES - 4.99%
     1,603  Amerada Hess Corporation                                      $    89,636  $      99,486
     1,270  Ashland Incorporated                                               59,804         48,974
    11,347  Chevron Corporation                                               833,235      1,046,761
     3,670  Coastal Corporation                                                94,555        158,957
    11,118  Conoco Incorporated                                               150,437        298,796
    42,239  Exxon Corporation                                               2,417,810      3,331,601
    13,574  Mobil Corporation                                                 937,274      1,389,638
     4,414  Phillips Petroleum Company                                        196,105        225,114
    37,304  Royal Dutch Petroleum Company                                   1,787,397      2,308,185
     1,639  Sunoco Incorporated                                                57,600         53,370
     9,317  Texaco Incorporated                                               493,431        591,629
     4,199  Unocal Corporation                                                158,879        175,832
                                                                          -----------  -------------
                                                                          $ 7,276,163  $   9,728,343

            PRIMARY METAL INDUSTRIES - 0.45%
     3,947  Alcan Aluminum Limited                                        $   128,950  $     129,758
     6,472  Alcoa Incorporated                                                227,738        417,849
     3,443  Allegheny Teledyne Incorporated                                    88,432         64,341
     2,145  Bethlehem Steel Corporation+                                       24,279         16,490
     2,172  Engelhard Corporation                                              44,967         43,304
     1,555  Nucor Corporation                                                  82,624         72,405
     1,140  Reynolds Metals Company                                            72,857         72,176
     1,571  USX-U.S. Steel Group Incorporated                                  50,649         42,416
     1,527  Worthington Industries Incorporated                                28,933         22,904
                                                                          -----------  -------------
                                                                          $   749,429  $     881,643

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.87%
     1,172  American Greetings Company                                    $    37,558  $      32,450
     1,557  Dow Jones & Company Incorporated                                   68,221         78,239
     4,857  Gannet Company Incorporated                                       242,337        329,972
     1,402  Knight-Ridder Incorporated                                         66,330         75,620
     3,390  McGraw-Hill Incorporated                                          104,076        175,221
       932  Meredith Corporation                                               25,752         32,329
     3,100  New York Times Company                                             79,298        121,094
     2,330  R.R. Donnelley & Sons Company                                      85,448         73,104
     1,287  Times Mirror Company                                               67,858         74,324
     2,067  Tribune Company                                                    97,614        192,876
    12,012  Viacom Incorporated+                                              248,244        505,254
                                                                          -----------  -------------
                                                                          $ 1,122,736  $   1,690,483

            RAILROAD TRANSPORTATION - 0.45%
     8,159  Burlington Northern Santa Fe Corporation                      $   245,551  $     236,611
     3,797  CSX Corporation                                                   190,983        165,881
     1,900  Kansas City Southern Industries Incorporated
                                                                              108,938         87,994
     6,575  Norfolk Southern Corporation                                      203,778        172,182
     4,272  Union Pacific Corporation                                         252,844        207,992
                                                                          -----------  -------------
                                                                          $ 1,002,094  $     870,660

            RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
     1,339  Cooper Tire & Rubber Company                                  $    30,606  $      25,441
     2,681  Goodyear Tire & Rubber Company                                    152,246        150,471
     4,932  Nike Incorporated                                                 243,128        228,105
       929  Reebok International Limited+                                      35,070         10,974
     1,493  Sealed Air Corporation+                                            87,526         87,713
     1,039  Tupperware Corporation                                             37,853         23,441
                                                                          -----------  -------------
                                                                          $   586,429  $     526,145

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.20%
     1,962  Bear Stearns Companies Incorporated                           $   105,140  $      81,668
    14,256  Charles Schwab Corporation                                        181,116        563,111
     4,389  Franklin Resources Incorporated                                   232,091        157,730
     2,024  Lehman Brothers Holdings Incorporated                             111,737        108,790
     6,450  Merrill Lynch & Company Incorporated                              382,135        481,331
     9,933  Morgan Stanley Dean Witter & Company                              498,759        852,376
     2,500  Paine Webber Group Incorporated                                   107,407         98,124
                                                                          -----------  -------------
                                                                          $ 1,618,385  $   2,343,130

            SOCIAL SERVICES - 0.16%
     3,018  Georgia-Pacific Corporation                                   $    94,290  $     124,870
     3,494  Weyerhaeuser Company                                              177,910        196,537
                                                                          -----------  -------------
                                                                          $   272,200  $     321,407

            STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.19%
     4,226  Corning Incorporated                                          $   181,985  $     281,029
       961  Owens Corning                                                      37,291         27,027
     2,757  Owens-Illinois Incorporated+                                      101,201         68,235
                                                                          -----------  -------------
                                                                          $   320,477  $     376,291

            TEXTILE MILL PRODUCTS - 0.19%
     1,170  Fruit Of The Loom Incorporated+                               $    35,214  $       8,190
       683  Russell Corporation                                                19,089         11,440
    15,766  Sara Lee Corporation                                              352,373        349,807
       286  Springs Industries Incorporated                                    14,787         10,742
                                                                          -----------  -------------
                                                                          $   421,463  $     380,179

            TOBACCO PRODUCTS - 0.86%
    42,017  Philip Morris Incorporated                                    $ 1,644,079  $   1,573,010
     3,082  UST Incorporated                                                   94,432         97,660
                                                                          -----------  -------------
                                                                          $ 1,738,511  $   1,670,670

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            TRANSPORTATION BY AIR - 0.35%
     2,688  AMR Corporation+                                              $   145,649  $     157,584
     2,452  Delta Air Lines Incorporated                                      116,934        124,592
     5,164  FDX Corporation+                                                  147,452        219,147
     8,808  Southwest Airlines Company                                         83,503        146,983
     1,309  US Airways Group Incorporated+                                     68,021         40,333
                                                                          -----------  -------------
                                                                          $   561,559  $     688,639

            TRANSPORTATION EQUIPMENT - 2.44%
     9,651  Allied Signal Incorporated                                    $   364,689  $     591,124
    16,985  Boeing Company                                                    820,965        769,633
     1,601  Brunswick Corporation                                              45,437         40,926
     2,936  Dana Corporation                                                  116,777        127,900
     9,809  Delphi Automotive Systems Corporation                             149,188        183,919
       642  Fleetwood Enterprises Incorporated                                 21,436         13,081
       552  FMC Corporation+                                                   43,352         32,154
    21,076  Ford Motor Company                                                623,802      1,098,587
     3,199  General Dynamics Corporation                                      151,017        201,537
    11,316  General Motors Corporation                                        562,904        748,271
     3,170  Genuine Parts Company                                             100,441         91,534
     1,537  Goodrich (B. F.) Company                                           63,758         56,773
     1,518  ITT Industries Incorporated                                        44,078         51,327
     1,191  Navistar International Corporation+                                27,417         57,912
     1,240  Northrop Grummman Corporation                                     115,279         89,900
     1,399  PACCAR Incorporated                                                62,957         77,120
     3,349  Rockwell International Corporation                                139,986        198,010
     2,621  Textron Incorporated                                              161,811        211,645
     2,083  TRW Incorporated                                                  108,989        113,523
                                                                          -----------  -------------
                                                                          $ 3,724,283  $   4,754,876

            WATER TRANSPORTATION - 0.25%
    10,700  Carnival Corporation                                          $   465,053  $     478,156

Index Allocation Fund     PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                    COST          VALUE
            COMMON STOCK (CONTINUED)
            WHOLESALE TRADE-DURABLE GOODS - 1.27%
     1,676  Grainger (W. W.) Incorporated                                 $    71,380  $      73,011
    23,401  Johnson & Johnson                                               1,386,048      2,392,749
       878  Pep Boys - Manny, Moe & Jack                                       27,227         12,785
                                                                          -----------  -------------
                                                                          $ 1,484,655  $   2,478,545

            WHOLESALE TRADE-NONDURABLE GOODS - 0.94%
     1,214  Brown-Forman Corporation                                      $    59,251  $      71,323
     4,700  Cardinal Health Incorporated                                      265,034        299,625
     4,806  McKesson HBOC Incorporated                                        341,469        149,587
     8,624  Safeway Incorporated+                                             472,719        401,555
     2,075  Supervalu Incorporated                                             37,677         46,688
     5,826  Sysco Corporation                                                 110,732        190,072
     9,881  Unilever Nv                                                       567,746        680,553
                                                                          -----------  -------------
                                                                          $ 1,854,628  $   1,839,403
            TOTAL COMMON STOCK                                            $130,136,633 $ 188,566,112

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)     Index Allocation Fund
------------------------------------------------------------------------

            U.S. TREASURY SECURITIES - 3.33%
                                                             INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                      RATE          DATE          VALUE
            U.S. TREASURY BILLS - 3.33%
$5,414,000  U.S. Treasury Bills                                 4.50%@      09/23/99   $   5,398,960
 1,117,000  U.S. Treasury Bills                                 4.86@       11/04/99       1,107,762
                                                                                       -------------
            TOTAL U.S. TREASURY SECURITIES                                             $   6,506,722
            (Cost $6,506,891)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $136,643,524)*                                     99.96%             $ 195,072,834
            Other Assets and Liabilities, Net                         0.04                      79,128
                                                                    ------               -------------
            TOTAL NET ASSETS                                        100.00%              $ 195,151,962
                                                                    ======               =============
------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  @  YIELD TO MATURITY.
  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $802,212.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $65,551,758
Gross Unrealized Depreciation   (7,122,448)
                                ---
NET UNREALIZED APPRECIATION     $58,429,310
                                ===

The accompanying notes are an integral part of these financial statements.

U.S. Government Allocation Fund PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                      RATE          DATE          VALUE
            U.S. TREASURY SECURITIES - 99.68%
            U.S. TREASURY BILLS - 40.42%
$   76,000  U.S. Treasury Bills                                 4.61%@       11/04/99  $      75,371
16,554,000  U.S. Treasury Bills                                 4.91@        11/26/99     16,363,795
16,432,000  U.S. Treasury Bills                                 4.45@        09/23/99     16,387,753
                                                                                       -------------
                                                                                       $  32,826,919

            U.S. TREASURY BONDS - 16.98%
$  750,000  U.S. Treasury Bonds                                 8.25%        05/15/05  $     761,715
 1,400,000  U.S. Treasury Bonds                                12.00         05/15/05      1,786,288
 2,400,000  U.S. Treasury Bonds                                11.63         11/15/04      2,976,384
 3,100,000  U.S. Treasury Bonds                                 9.38         02/15/06      3,618,475
 3,800,000  U.S. Treasury Bonds                                10.75         08/15/05      4,647,286
                                                                                       -------------
                                                                                       $  13,790,148

            U.S. TREASURY NOTES - 42.28%
$3,300,000  U.S. Treasury Notes                                 6.50%        08/15/05  $   3,360,852
 3,300,000  U.S. Treasury Notes                                 6.88         05/15/06      3,428,403
 3,800,000  U.S. Treasury Notes                                 7.50         02/15/05      4,043,428
 4,500,000  U.S. Treasury Notes                                 7.88         11/15/04      4,856,490
 5,700,000  U.S. Treasury Notes                                 6.50         05/15/05      5,808,642
 6,100,000  U.S. Treasury Notes                                 5.88         11/15/05      6,027,532
 7,000,000  U.S. Treasury Notes                                 5.63         02/15/06      6,818,420
                                                                                       -------------
                                                                                       $  34,343,767
            TOTAL U.S. TREASURY SECURITIES                                             $  80,960,834
            (Cost $82,055,943)

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1999 (UNAUDITED) U.S. Government Allocation Fund
------------------------------------------------------------------------

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $82,055,943)*                                      99.68%             $  80,960,834
            Other Assets and Liabilities, Net                         0.32                     260,942
                                                                    ------               -------------
            TOTAL NET ASSETS                                        100.00%              $  81,221,776
                                                                    ======               =============
------------------------------------------------------------------------------------------------------

  @  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $1,789
Gross Unrealized Depreciation   (1,096,898)
                                ---
NET UNREALIZED DEPRECIATION     $(1,095,109)
                                ===

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - AUGUST 31, 1999 Allocation
Funds
------------------------------------------------------------------------

                                                  ASSET          INDEX    U.S. GOVERNMENT
                                             ALLOCATION     ALLOCATION         ALLOCATION
                                                   FUND           FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                          $1,842,312,139   $195,072,834     $ 80,960,834
  Cash                                            5,675          5,429            4,384
RECEIVABLES:
  Dividends and Interest                      8,233,153        253,412          612,342
  Fund shares sold                            3,683,128        659,689           15,274
Organization expenses, net of
  amortization                                      266              0            1,444
Prepaid expenses                                      0         14,103                0
TOTAL ASSETS                              1,854,234,361    196,005,467       81,594,278

LIABILITIES
Variation margin on futures contract             23,250         15,500                0
Payables:
  Distribution to shareholders                      358              0           47,537
  Fund shares redeemed                        1,040,814         50,434           85,359
  Due to distributor (Note 2)                 1,210,908        455,770            8,129
  Due to adviser (Note 2)                     1,273,894        174,585           76,942
Accrued Expenses                                304,340        157,216          154,535
Other Payables                                   38,474              0                0
TOTAL LIABILITIES                             3,892,038        853,505          372,502
TOTAL NET ASSETS
                                         $1,850,342,323   $195,151,962     $ 81,221,776
NET ASSETS CONSIST OF:
  Paid-in capital                        $1,335,946,949   $130,795,634     $106,249,518
  Undistributed net investment income
    (loss)                                    6,861,691       (363,784)               0
  Undistributed net realized gain
    (loss) on investments                   253,889,760      6,361,176      (23,932,633)
  Net unrealized appreciation
    (depreciation) of investments           253,480,048     58,429,310       (1,095,109)
  Net unrealized appreciation
    (depreciation) of futures                   163,875        (70,374)               0
TOTAL NET ASSETS                         $1,850,342,323   $195,151,962     $ 81,221,776

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                     $1,340,041,845   $ 97,240,203     $ 63,990,755
Shares outstanding - Class A                 50,846,833      4,789,395        4,418,019
Net asset value per share - Class A      $        26.35   $      20.30     $      14.48
Maximum offering price per share -
  Class A                                $        27.96(1) $      21.54(1)   $      15.16(2)
Net assets - Class B                     $  490,489,126   $ 19,076,950     $ 17,231,021
Shares outstanding - Class B                 30,690,754        762,207        1,634,619
Net asset value and offering price
  per share - Class B                    $        15.98   $      25.03     $      10.54
Net assets - Class C                     $   19,811,352   $ 78,834,809              N/A
Shares outstanding - Class C                  1,235,651      3,148,244              N/A
Net asset value and offering price
  per share - Class C                    $        16.03   $      25.04              N/A
INVESTMENT AT COST (NOTE 3)              $1,588,832,091   $136,643,524     $ 82,055,943
-----------------------------------------------------------------------------------------

(1)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET
     VALUE.
(2)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET
     VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE
     IS REDUCED.
The accompanying notes are an integral part of these financial statements.

Allocation Funds                                        STATEMENTS OF OPERATIONS
------------------------------------------------------------------------

                                                                 ASSET ALLOCATION FUND
                                                --------------------------------------
                                                      (UNAUDITED)
                                                      FOR THE SIX       FOR THE ELEVEN
                                                     MONTHS ENDED         MONTHS ENDED
                                                  AUGUST 31, 1999    FEBRUARY 28, 1999

INVESTMENT INCOME
  Dividends                                        $  8,423,853     $     16,351,828
  Interest                                           19,490,548           22,227,037
TOTAL INVESTMENT INCOME                              27,914,401           38,578,865
EXPENSES (NOTE 2)
  Advisory fees                                       3,198,567            5,217,515
  Administration fees                                 1,121,598            1,057,283
  Shareholder servicing fees                          2,816,559            4,529,595
  Portfolio accounting fees                             219,034              358,355
  Transfer agency fees                                1,190,953            2,114,566
  Distribution fees                                   1,678,967            2,163,298
  Organization costs                                        756                1,371
  Legal and audit fees                                   90,410              110,720
  Registration fees                                      49,037              126,021
  Directors' fees                                           508                2,317
  Shareholder reports                                   165,822              271,637
  Other                                                  55,592               72,531
TOTAL EXPENSES                                       10,587,803           16,025,209
Less:
  Waived fees and reimbursed expenses                   (89,740)             (44,800)
Net Expenses                                         10,498,063           15,980,409
NET INVESTMENT INCOME (LOSS)                         17,416,338           22,598,456

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                     235,248,511          142,835,083
  Net change in unrealized appreciation
    (depreciation) of investments                  (190,552,953)          44,504,574
  Net unrealized appreciation
    (depreciation) of futures                           163,875                    0
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                       44,859,433          187,339,657
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $ 62,275,771     $    209,938,113
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS                                        Allocation Funds
------------------------------------------------------------------------

                                                                 INDEX ALLOCATION FUND               U.S. GOVERNMENT ALLOCATION FUND
                                             -----------------------------------------     -----------------------------------------
                                                   (UNAUDITED)                                   (UNAUDITED)
                                                   FOR THE SIX          FOR THE ELEVEN           FOR THE SIX          FOR THE ELEVEN
                                                  MONTHS ENDED            MONTHS ENDED          MONTHS ENDED            MONTHS ENDED
                                               AUGUST 31, 1999       FEBRUARY 28, 1999       AUGUST 31, 1999       FEBRUARY 28, 1999

INVESTMENT INCOME
  Dividends                                     $ 1,268,913            $ 2,060,542           $           0            $         0
  Interest                                           73,719                 79,573               2,787,066              4,613,424
TOTAL INVESTMENT INCOME                           1,342,632              2,140,115               2,787,066              4,613,424
EXPENSES (NOTE 2)
  Advisory fees                                     673,046              1,008,438                 218,828                434,501
  Administration fees                               115,443                100,844                  51,428                 60,830
  Shareholder servicing fees                        121,867                152,329                 131,296                260,700
  Portfolio accounting fees                          50,231                 85,087                  38,094                 72,504
  Transfer agency fees                              112,965                201,687                  61,714                121,661
  Distribution fees                                 467,717                664,814                  63,334                110,865
  Organization costs                                      0                      0                   1,362                  2,471
  Legal and audit fees                                4,185                 32,749                   4,049                 28,340
  Registration fees                                   4,342                 31,981                   4,234                 24,779
  Directors' fees                                       920                  2,591                     499                  2,591
  Shareholder reports                                22,238                 40,474                   1,597                 39,704
  Other                                               1,986                 27,281                   2,139                 14,615
TOTAL EXPENSES                                    1,574,940              2,348,275                 578,574              1,173,561
Less:
  Waived fees and reimbursed expenses                (5,720)               (24,758)                 (8,941)               (52,895)
Net Expenses                                      1,569,220              2,323,517                 569,633              1,120,666
NET INVESTMENT INCOME (LOSS)                       (226,588)              (183,402)              2,217,433              3,492,758

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                   1,847,058              8,684,372              (1,859,368)               508,359
  Net change in unrealized appreciation
    (depreciation) of investments                 9,549,907              9,193,064                (333,113)              (588,263)
  Net unrealized appreciation
    (depreciation) of futures                       (70,374)                     0                       0                      0
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                 11,326,591             17,877,436              (2,192,481)               (79,904)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $11,100,003            $17,694,034           $      24,952            $ 3,412,854
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Allocation Funds                             STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                                         ASSET ALLOCATION FUND
                                                --------------------------------------------------------------
                                                      (UNAUDITED)
                                                      FOR THE SIX          FOR THE ELEVEN              FOR THE
                                                     MONTHS ENDED            MONTHS ENDED           YEAR ENDED
                                                  AUGUST 31, 1999       FEBRUARY 28, 1999       MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                      $  17,416,338          $  22,598,456         $  38,685,284
Net realized gain (loss) on sale of
  investments                                       235,248,511            142,835,083           107,023,056
Net change in unrealized appreciation
  (depreciation) of investments and
  financial futures                                (190,389,078)            44,504,574           266,073,223
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          62,275,771            209,938,113           411,781,563
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                         (11,512,453)           (17,033,688)          (35,147,512)
    CLASS B                                          (2,095,567)            (2,432,608)           (3,537,772)
    CLASS C                                             (63,153)               (15,634)(1)               N/A
  From net realized gain on sale of
    investments
    CLASS A                                                   0           (114,145,484)          (82,707,854)
    CLASS B                                                   0            (31,172,331)          (13,021,038)
    CLASS C                                                   0               (540,952)(1)               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                55,553,661            101,471,242           124,090,392
  Reinvestment of dividends - Class A                11,322,422            135,550,735           120,926,511
  Cost of shares redeemed - Class A                (128,270,599)          (216,463,258)         (224,954,049)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                            (61,394,516)            20,558,719            20,062,854
  Proceeds from shares sold - Class B               104,519,873            141,646,232           147,505,581
  Reinvestment of dividends - Class B                 2,025,948             33,599,069            16,241,731
  Cost of shares redeemed - Class B                 (29,053,731)           (47,391,618)          (19,143,117)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                             77,492,090            127,853,683           144,604,195
  Proceeds from shares sold - Class C                11,265,312             10,142,395(1)                N/A
  Reinvestment of dividends - Class C                    50,655                527,615(1)                N/A
  Cost of shares redeemed - Class C                  (1,708,871)              (555,033)(1)               N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                              9,607,096             10,114,977(1)                N/A
INCREASE (DECREASE) IN NET ASSETS                    74,309,268            203,124,795           442,034,436

NET ASSETS:
  Beginning net assets                            1,776,033,055          1,572,908,260         1,130,873,824
ENDING NET ASSETS                                 $1,850,342,323         $1,776,033,055        $1,572,908,260
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                               $   6,861,691          $   3,116,526         $           0
--------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                             Allocation Funds
------------------------------------------------------------------------

                                                                                                              INDEX ALLOCATION FUND
                                             --------------------------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   FOR THE SIX          FOR THE ELEVEN        FOR THE THREE                 FOR THE
                                                  MONTHS ENDED            MONTHS ENDED         MONTHS ENDED              YEAR ENDED
                                               AUGUST 31, 1999       FEBRUARY 28, 1999       MARCH 31, 1998       DECEMBER 31, 1997

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                    $  (226,588)           $  (183,402)          $     6,593            $ 1,656,589
Net realized gain (loss) on sale of
  investments                                     1,847,058              8,684,372                (5,156)            12,775,977
Net change in unrealized appreciation
  (depreciation) of investments and
  financial futures                               9,479,533              9,193,064            17,255,641              8,758,372
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      11,100,003             17,694,034            17,257,078             23,190,938
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                         (63,660)              (148,741)              (63,008)            (1,312,200)
    CLASS B                                               0                      0                     0                      0(2)
    CLASS C                                               0                      0                     0               (344,406)
  From net realized gain on sale of
    investments
    CLASS A                                               0             (3,122,516)                    0             (8,070,952)
    CLASS B                                               0               (343,110)                    0                      0(2)
    CLASS C                                               0             (2,072,172)                    0             (4,429,345)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             5,564,652             10,094,262             3,920,461             13,097,927
  Reinvestment of dividends - Class A                48,404              2,652,183               141,708              7,755,142
  Cost of shares redeemed - Class A              (7,154,928)           (20,080,414)           (2,572,600)            (7,305,205)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                         (1,541,872)            (7,333,969)            1,489,569             13,547,864
  Proceeds from shares sold - Class B             6,398,995              9,165,489             2,711,120                349,731(2)
  Reinvestment of dividends - Class B                     0                325,031                     0                      0(2)
  Cost of shares redeemed - Class B                (639,908)            (1,079,572)                    0                      0(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                          5,759,087              8,410,948             2,711,120                349,731(2)
  Proceeds from shares sold - Class C            12,599,073             19,392,127             5,805,673             20,805,099
  Reinvestment of dividends - Class C                   249              1,486,208                10,699              3,210,184
  Cost of shares redeemed - Class C              (5,287,433)           (13,595,784)           (1,944,342)            (5,001,988)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                          7,311,889              7,282,551             3,872,030             19,013,295
INCREASE (DECREASE) IN NET ASSETS                22,565,447             20,367,025            25,266,789             41,944,925

NET ASSETS:
  Beginning net assets                          172,586,515            152,219,490           126,952,701             85,007,776
ENDING NET ASSETS                               $195,151,962           $172,586,515          $152,219,490           $126,952,701
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                             $  (363,784)           $  (388,558)          $   (56,415)           $         0
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Allocation Funds                             STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                               U.S. GOVERNMENT ALLOCATION FUND
                                                --------------------------------------------------------------
                                                      (UNAUDITED)
                                                      FOR THE SIX          FOR THE ELEVEN              FOR THE
                                                     MONTHS ENDED            MONTHS ENDED           YEAR ENDED
                                                  AUGUST 31, 1999       FEBRUARY 28, 1999       MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                       $ 2,217,433            $ 3,492,758           $ 4,797,597
Net realized gain (loss) on sale of
  investments                                       (1,859,368)               508,359             1,537,644
Net change in unrealized appreciation
  (depreciation) of investments and
  financial futures                                   (333,113)              (588,263)            1,998,550
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             24,952              3,412,854             8,333,791
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                         (1,806,886)            (2,966,379)           (4,378,902)
    CLASS B                                           (410,547)              (526,379)             (418,695)
    CLASS C                                                N/A                    N/A                   N/A
  From net realized gain on sale of
    investments
    CLASS A                                                  0                      0                     0
    CLASS B                                                  0                      0                     0
    CLASS C                                                N/A                    N/A                   N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                1,538,055              8,860,280            12,501,406
  Reinvestment of dividends - Class A                1,528,642              2,744,535             3,688,770
  Cost of shares redeemed - Class A                (12,066,297)           (19,793,519)          (23,411,657)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                            (8,999,600)            (8,188,704)           (7,221,481)
  Proceeds from shares sold - Class B                1,781,593              7,538,052             8,698,249
  Reinvestment of dividends - Class B                  352,604                458,923               316,321
  Cost of shares redeemed - Class B                 (3,102,462)            (3,448,416)           (2,377,863)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                              (968,265)             4,548,559             6,636,707
  Proceeds from shares sold - Class C                      N/A                    N/A                   N/A
  Reinvestment of dividends - Class C                      N/A                    N/A                   N/A
  Cost of shares redeemed - Class C                        N/A                    N/A                   N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                                   N/A                    N/A                   N/A
INCREASE (DECREASE) IN NET ASSETS                  (12,160,346)            (3,720,049)            2,951,420

NET ASSETS:
  Beginning net assets                              93,382,122             97,102,171            94,150,751
ENDING NET ASSETS                                  $81,221,776            $93,382,122           $97,102,171
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                                $         0            $         0           $         0
--------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  ASSET ALLOCATION FUND
                                                                                CLASS A
                                                              -------------------------
                                                              (UNAUDITED)        ELEVEN
                                                               SIX MONTHS        MONTHS
                                                                    ENDED         ENDED
                                                               AUGUST 31,  FEBRUARY 28,
                                                                     1999      1999 (1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $25.65        $24.99
                                                               ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.28          0.38
  Net realized and unrealized gain (loss) on investments            0.64          2.92
                                                               ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.92          3.30
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.22)        (0.33)
  Distributions from net realized gain                              0.00         (2.31)
                                                               ---------     ---------
TOTAL FROM DISTRIBUTIONS                                           (0.22)        (2.64)
                                                               ---------     ---------
NET ASSET VALUE, END OF PERIOD                                    $26.35        $25.65
                                                               =========     =========
TOTAL RETURN (NOT ANNUALIZED)*                                     3.58%        13.69%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $1,340,042    $1,362,827
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          0.94%         0.92%
  Ratio of net investment income to average net assets             2.02%         1.65%
Portfolio turnover                                                   33%           31%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          0.95%           N/A
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           2.01%           N/A
---------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(5) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        ASSET ALLOCATION FUND (CONT.)
                                                                      CLASS A (CONT.)
                              -------------------------------------------------------
                                         SIX MONTHS NINE MONTHS
                              YEAR ENDED      ENDED       ENDED YEAR ENDED YEAR ENDED
                               MARCH 31,  MARCH 31,   SEPT. 30,   DEC. 31,   DEC. 31,
                                    1998   1997 (2)    1996 (3)       1995       1994
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $20.30     $21.24      $20.74     $16.73     $18.80
                              ---------  ---------   ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income (loss)                  0.69       0.41        0.57       0.74       0.77
  Net realized and
    unrealized gain (loss)
    on investments                 6.37       0.65        0.50       4.07      (1.31)
                              ---------  ---------   ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       7.06       1.06        1.07       4.81      (0.54)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.69)     (0.41)      (0.57)     (0.74)     (0.77)
  Distributions from net
    realized gain                 (1.68)     (1.59)       0.00      (0.06)     (0.76)
                              ---------  ---------   ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (2.37)     (2.00)      (0.57)     (0.80)     (1.53)
                              ---------  ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $24.99     $20.30      $21.24     $20.74     $16.73
                              =========  =========   =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                   36.08%      4.94%       5.14%     29.18%      (2.82)%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $1,305,848 $1,041,622 $1,057,346  $1,077,935  $896,943
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets          0.95%(4)   0.92%(4)    0.90%(4)     0.84%      0.84%
  Ratio of net investment
    income to average net
    assets                      2.99%(4)   3.91%(4)    3.53%(4)     3.81%      4.30%
Portfolio turnover                51%(4)      5%(4)       1%(5)       15%        49%
-------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          N/A        N/A         N/A        N/A        N/A
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                          N/A        N/A         N/A        N/A        N/A
-------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(5) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             ASSET ALLOCATION FUND (CONT.)
                                                                                   CLASS B
                                                     -------------------------------------
                                                     (UNAUDITED)        ELEVEN
                                                      SIX MONTHS        MONTHS
                                                           ENDED         ENDED  YEAR ENDED
                                                      AUGUST 31,  FEBRUARY 28,   MARCH 31,
                                                            1999      1999 (1)        1998
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $15.55       $15.16       $12.29
                                                      ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.10         0.13         0.29
  Net realized and unrealized gain (loss) on
    investments                                            0.40         1.77         3.89
                                                      ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                           0.50         1.90         4.18
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.07)       (0.11)       (0.29)
  Distributions from net realized gain                     0.00        (1.40)       (1.02)
                                                      ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                                  (0.07)       (1.51)       (1.31)
                                                      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                           $15.98       $15.55       $15.16
                                                      =========    =========    =========
TOTAL RETURN (NOT ANNUALIZED)*                            3.23%       12.98%       35.16%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                     $490,489     $402,484     $267,060
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 1.63%        1.62%      1.60%(6)
  Ratio of net investment income to average net
    assets                                                1.36%        0.91%      2.15%(6)
Portfolio turnover                                          33%          31%        51%(6)
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     1.65%        1.63%          N/A
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                1.34%        0.90%          N/A
------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(6) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           ASSET ALLOCATION FUND (CONT.)
                                                CLASS B (CONT.)                  CLASS C
                              --------------------------------- ------------------------
                                                                (UNAUDITED)       ELEVEN
                              SIX MONTHS NINE MONTHS             SIX MONTHS       MONTHS
                                   ENDED       ENDED YEAR ENDED       ENDED        ENDED
                               MARCH 31,   SEPT. 30,   DEC. 31,  AUGUST 31, FEBRUARY 28,
                                1997 (2)    1996 (3)   1995 (4)        1999     1999 (5)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $12.84      $12.50     $10.00      $15.59      $15.16
                              ---------   ---------  ---------   ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income (loss)                  0.19        0.28       0.22        0.10        0.08
  Net realized and
    unrealized gain (loss)
    on investments                 0.41        0.34       2.53        0.41        1.82
                              ---------   ---------  ---------   ---------   ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.60        0.62       2.75        0.51        1.90
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.19)      (0.28)     (0.22)      (0.07)      (0.07)
  Distributions from net
    realized gain                 (0.96)       0.00      (0.03)       0.00       (1.40)
                              ---------   ---------  ---------   ---------   ---------
TOTAL FROM DISTRIBUTIONS          (1.15)      (0.28)     (0.25)      (0.07)      (1.47)
                              ---------   ---------  ---------   ---------   ---------
NET ASSET VALUE, END OF
  PERIOD                         $12.29      $12.84     $12.50      $16.03      $15.59
                              =========   =========  =========   =========   =========
TOTAL RETURN (NOT
  ANNUALIZED)*                    4.62%       4.96%     27.72%       3.24%      12.97%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $89,252     $63,443    $26,271     $19,811     $10,065
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets          1.53%(6)    1.14%(6)     1.53%       1.64%       1.64%
  Ratio of net investment
    income to average net
    assets                      3.30%(6)    3.37%(6)     2.71%       1.39%       0.69%
Portfolio turnover                 5%(6)       1%(7)       15%         33%         31%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                      1.58%(6)    1.56%(6)     1.76%       1.68%       1.85%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                      3.25%(6)    2.95%(6)     2.48%       1.35%       0.48%
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(6) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  INDEX ALLOCATION FUND
                                                                                CLASS A
                                                              -------------------------
                                                              (UNAUDITED)        ELEVEN
                                                               SIX MONTHS        MONTHS
                                                                    ENDED         ENDED
                                                               AUGUST 31,  FEBRUARY 28,
                                                                     1999      1999 (1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $19.04        $17.55
                                                               ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.01          0.03
  Net realized and unrealized gain (loss) on investments            1.26          2.14
                                                               ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                                    1.27          2.17
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.01)        (0.03)
  Distributions from net realized gain                              0.00         (0.65)
                                                               ---------     ---------
TOTAL FROM DISTRIBUTIONS                                           (0.01)        (0.68)
                                                               ---------     ---------
NET ASSET VALUE, END OF PERIOD                                    $20.30        $19.04
                                                               =========     =========
TOTAL RETURN (NOT ANNUALIZED)*                                     6.69%        12.60%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $97,240       $92,692
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          1.27%         1.29%
  Ratio of net investment income to average net assets             0.13%         0.19%
Portfolio turnover                                                    6%           12%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          1.27%           N/A
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           0.13%           N/A
---------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                      INDEX ALLOCATION FUND (CONT.)
                                                                    CLASS A (CONT.)
                              -----------------------------------------------------
                                  THREE
                                 MONTHS
                                  ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                              MARCH 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                               1998 (2)       1997       1996       1995       1994
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $15.51    $13.99     $13.76     $10.67     $11.90
                              --------- ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income (loss)                  0.01      0.28       0.29       0.28       0.31
  Net realized and
    unrealized gain (loss)
    on investments                 2.04      3.23       2.02       3.42      (0.39)
                              --------- ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       2.05      3.51       2.31       3.70      (0.08)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.01)     (0.28)     (0.29)     (0.28)     (0.31)
  Distributions from net
    realized gain                  0.00     (1.71)     (1.79)     (0.33)     (0.84)
                              --------- ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.01)     (1.99)     (2.08)     (0.61)     (1.15)
                              --------- ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $17.55    $15.51     $13.99     $13.76     $10.67
                              ========= =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                   13.23%    25.18%     17.04%     34.71%      (0.68)%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $92,733   $80,512    $60,353    $52,007    $40,308
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.31%     1.26%      1.31%      1.30%      1.30%
  Ratio of net investment
    income to average net
    assets                        0.30%     1.82%      2.06%      2.07%      2.41%
Portfolio turnover                   6%       80%        67%        47%        50%
-----------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.32%     1.29%      1.44%      1.35%      1.38%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        0.29%     1.79%      1.93%      2.02%      2.33%
-----------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            INDEX ALLOCATION FUND (CONT.)
                                                                                  CLASS B
                                                     ------------------------------------
                                                     (UNAUDITED)        ELEVEN      THREE
                                                      SIX MONTHS        MONTHS     MONTHS
                                                           ENDED         ENDED      ENDED
                                                      AUGUST 31,  FEBRUARY 28,  MARCH 31,
                                                            1999      1999 (2)   1998 (3)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $23.55       $21.81       $19.31
                                                      ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            (0.06)       (0.07)       (0.01)
  Net realized and unrealized gain (loss) on
    investments                                            1.54         2.61         2.51
                                                      ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                           1.48         2.54         2.50
LESS DISTRIBUTIONS:
  Dividends from net investment income                     0.00         0.00         0.00
  Distributions from net realized gain                     0.00        (0.80)        0.00
                                                      ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                                   0.00        (0.80)        0.00
                                                      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                           $25.03       $23.55       $21.81
                                                      =========    =========    =========
TOTAL RETURN (NOT ANNUALIZED)*                            6.28%       11.88%       12.95%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $19,077      $12,512       $3,322
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 2.03%        2.04%        2.06%
  Ratio of net investment income to average net
    assets                                                (0.63)%      (0.57)%      (0.43)%
Portfolio turnover                                           6%          12%           0%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     2.04%        2.26%        4.03%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                (0.64)%      (0.79)%      (2.40)%
-----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON
     JULY 1,1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN
     CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        INDEX ALLOCATION FUND (CONT.)
                                CLASS B
                                (CONT.)                                   CLASS C (1)
                              --------- ---------------------------------------------
                                        (UNAUDITED)       ELEVEN     THREE
                                 PERIOD  SIX MONTHS       MONTHS    MONTHS
                                  ENDED       ENDED        ENDED     ENDED YEAR ENDED
                               DEC. 31,  AUGUST 31, FEBRUARY 28, MARCH 31,   DEC. 31,
                               1997 (4)        1999     1999 (2)  1998 (3)       1997
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $18.99     $23.56      $21.82      $19.32    $17.42
                              ---------  ---------   ---------   --------- ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income (loss)                  0.00      (0.06)      (0.10)      (0.02)      0.20
  Net realized and
    unrealized gain (loss)
    on investments                 0.32       1.54        2.64        2.52      4.00
                              ---------  ---------   ---------   --------- ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.32       1.48        2.54        2.50      4.20
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              0.00       0.00        0.00        0.00     (0.20)
  Distributions from net
    realized gain                  0.00       0.00       (0.80)       0.00     (2.10)
                              ---------  ---------   ---------   --------- ---------
TOTAL FROM DISTRIBUTIONS           0.00       0.00       (0.80)       0.00     (2.30)
                              ---------  ---------   ---------   --------- ---------
NET ASSET VALUE, END OF
  PERIOD                         $19.31     $25.04      $23.56      $21.82    $19.32
                              =========  =========   =========   ========= =========
TOTAL RETURN (NOT
  ANNUALIZED)*                    1.69%      6.28%      11.88%      13.00%    24.07%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                         $356    $78,835     $67,400     $56,164   $46,084
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            2.05%      2.02%       2.05%       2.05%     2.02%
  Ratio of net investment
    income to average net
    assets                        (0.17)%      (0.62)%      (0.56)%     (0.44)%     1.00%
Portfolio turnover                  80%         6%         12%          0%       80%
-------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                       15.17%      2.02%       2.06%       2.09%     2.05%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                       (13.29)%      (0.62)%      (0.57)%     (0.48)%     0.97%
-------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON
     JULY 1,1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN
     CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          INDEX ALLOCATION FUND (CONT.)
                                                                    CLASS C (1) (CONT.)
                                                     ----------------------------------
                                                     YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                       DEC. 31,    DEC. 31,    DEC. 31,
                                                           1996        1995        1994
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $17.10      $13.26      $14.75
                                                     ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.22        0.20        0.25
  Net realized and unrealized gain (loss) on
    investments                                           2.54        4.24       (0.45)
                                                     ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                          2.76        4.44       (0.20)
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.22)      (0.20)      (0.25)
  Distributions from net realized gain                   (2.22)      (0.40)      (1.04)
                                                     ---------   ---------   ---------
TOTAL FROM DISTRIBUTIONS                                 (2.44)      (0.60)      (1.29)
                                                     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                          $17.42      $17.10      $13.26
                                                     =========   =========   =========
TOTAL RETURN (NOT ANNUALIZED)*                          16.37%      33.72%       (1.38)%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                     $24,655     $16,075      $9,798
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                2.05%       2.05%       2.01%
  Ratio of net investment income to average net
    assets                                               1.35%       1.30%       1.75%
Portfolio turnover                                         67%         47%         50%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                    2.20%       2.17%       2.20%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                               1.20%       1.18%       1.56%
---------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON
     JULY 1,1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               U.S. GOVERNMENT ALLOCATION FUND
                                                                                                       CLASS A
                              --------------------------------------------------------------------------------
                              (UNAUDITED)       ELEVEN
                               SIX MONTHS       MONTHS            SIX MONTHS NINE MONTHS
                                    ENDED        ENDED YEAR ENDED      ENDED       ENDED YEAR ENDED YEAR ENDED
                               AUGUST 31, FEBRUARY 28,  MARCH 31,  MARCH 31,   SEPT. 30,   DEC. 31,   DEC. 31,
                                     1999     1999 (2)       1998   1997 (3)    1996 (4)       1995       1994
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $14.86      $14.87      $14.32     $14.48      $14.98     $13.76     $15.71
                               ---------   ---------   ---------  ---------   ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income (loss)                   0.39        0.57        0.77       0.42        0.59       0.79       0.87
  Net realized and
    unrealized gain (loss)
    on investments                 (0.38)      (0.01)       0.55      (0.16)      (0.50)      1.22      (1.95)
                               ---------   ---------   ---------  ---------   ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.01        0.56        1.32       0.26        0.09       2.01      (1.08)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.39)      (0.57)      (0.77)     (0.42)      (0.59)     (0.79)     (0.87)
  Distributions from net
    realized gain                   0.00        0.00        0.00       0.00        0.00       0.00       0.00
                               ---------   ---------   ---------  ---------   ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           (0.39)      (0.57)      (0.77)     (0.42)      (0.59)     (0.79)     (0.87)
                               ---------   ---------   ---------  ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $14.48      $14.86      $14.87     $14.32      $14.48     $14.98     $13.76
                               =========   =========   =========  =========   =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                     0.04%       3.78%       9.36%      1.75%       0.69%     14.91%      (6.99)%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $63,991     $74,547     $82,958    $86,930     $98,741   $135,577   $140,066
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.15%       1.17%     1.16%(5)   1.00%(5)    1.12%(5)     1.04%      1.01%
  Ratio of net investment
    income to average net
    assets                         5.15%       4.15%     5.21%(5)   5.70%(5)    5.45%(5)     5.41%      5.94%
Portfolio turnover                  186%        152%       62%(5)    113%(5)      31%(6)      292%       112%
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.16%       1.22%     1.26%(5)   1.31%(5)    1.20%(5)     1.07%      1.08%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.14%       4.10%     5.11%(5)   5.39%(5)    5.37%(5)     5.38%      5.87%
--------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON
     JULY 1,1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              U.S. GOVERNMENT ALLOCATION
                                                                            FUND (CONT.)
                                                                                 CLASS B
                                                              --------------------------
                                                               (UNAUDITED)        ELEVEN
                                                                SIX MONTHS        MONTHS
                                                                     ENDED         ENDED
                                                                AUGUST 31,  FEBRUARY 28,
                                                                      1999      1999 (1)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.81        $10.82
                                                               ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.24          0.34
  Net realized and unrealized gain (loss) on investments           (0.27)        (0.01)
                                                               ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                                   (0.03)         0.33
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.24)        (0.34)
  Distributions from net realized gain                              0.00          0.00
                                                               ---------     ---------
TOTAL FROM DISTRIBUTIONS                                           (0.24)        (0.34)
                                                               ---------     ---------
NET ASSET VALUE, END OF PERIOD                                    $10.54        $10.81
                                                               =========     =========
TOTAL RETURN (NOT ANNUALIZED)*                                     (0.23)%       3.12%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $17,231       $18,620
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          1.84%         1.84%
  Ratio of net investment income to average net assets             4.54%         3.41%
Portfolio turnover                                                  186%          152%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          1.89%         1.95%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           4.49%         3.30%
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   U.S. GOVERNMENT ALLOCATION FUND (CONT.)
                                                           CLASS B (CONT.)
                              --------------------------------------------
                                         SIX MONTHS NINE MONTHS
                              YEAR ENDED      ENDED       ENDED YEAR ENDED
                               MARCH 31,  MARCH 31,   SEPT. 30,   DEC. 31,
                                    1998   1997 (2)    1996 (3)   1995 (4)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $10.42     $10.54      $10.91     $10.00
                              ---------  ---------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income (loss)                  0.49       0.27        0.36       0.49
  Net realized and
    unrealized gain (loss)
    on investments                 0.40      (0.12)      (0.37)      0.91
                              ---------  ---------   ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.89       0.15       (0.01)      1.40
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.49)     (0.27)      (0.36)     (0.49)
  Distributions from net
    realized gain                  0.00       0.00        0.00       0.00
                              ---------  ---------   ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.49)     (0.27)      (0.36)     (0.49)
                              ---------  ---------   ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $10.82     $10.42      $10.54     $10.91
                              =========  =========   =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                    8.64%      1.42%       0.11%     14.11%
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $14,144     $7,221      $6,406     $4,077
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets          1.82%(5)   1.61%(5)    1.92%(5)     1.65%
  Ratio of net investment
    income to average net
    assets                      4.40%(5)   5.12%(5)    4.60%(5)     4.31%
Portfolio turnover                62%(5)    113%(5)      31%(6)      292%
--------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                      2.08%(5)   2.28%(5)    2.21%(5)     2.36%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                      4.14%(5)   4.45%(5)    4.31%(5)     3.60%
--------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Asset Allocation, Index Allocation and U.S. Government Allocation Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
  Effective at the close of business on December 12, 1997, the Overland Express Funds, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as a "feeder" fund in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  Each Fund offers Class A and Class B shares. The Asset Allocation and Index Allocation Funds also offer Class C shares. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution and shareholder servicing fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  All securities are valued at the close of each business day. Securities, for which the primary market is a national or foreign recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market, are valued at the last reported sales price on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

FUTURES CONTRACTS
  The Asset Allocation and Index Allocation Funds have purchased futures contracts to gain exposure to market changes. This procedure may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On August 31, 1999, the Funds held the following futures contracts:

                                                                                         NET
                                                                                      UNREALIZED
                                                                       NOTIONAL     APPRECIATION/
                       CONTRACTS       TYPE        EXPIRATION DATE  CONTRACT VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Asset Allocation          15      S & P 500 Index  September 1999    $4,949,250       $163,875
Index Allocation          10      S & P 500 Index  September 1999    $3,299,500      $(70,374)

  The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $400,000. The Index Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $200,000.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income of the Asset Allocation and Index Allocation Funds, if any, are declared and distributed quarterly. Dividends to shareholders from net investment income of the U.S. Government Fund, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 1999.
  The U.S. Government Allocation Fund had estimated net capital loss carryforwards at August 31, 1999 of $21,360,981, $712,094 and $1,859,558 which will expire in the years 2002, 2004 and 2007, respectively. The

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management. Under the contract with the Asset Allocation and U.S. Government Allocation Funds, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the Funds' average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Funds' average daily net assets in excess of $500 million. Under the contract with the Index Allocation Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, and 0.60% of the Fund's average daily net assets in excess of $500 million.
  Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-adviser to the Funds. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services to the Asset Allocation and Index Allocation Funds, a monthly fee at the annual rate of 0.15% of each such Fund's average daily net assets up to $900 million and 0.10% of the average

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

daily net assets in excess of $900 million. For its sub-advisory services to the U.S. Government Allocation Fund, BGFA is entitled to receive a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $75 million, 0.04% for the next $75 million and 0.03% of the Fund's average daily net assets in excess of $150 million.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing portfolio accounting services for the Funds. Pursuant to the contracts WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. On June 3, 1999, WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby WFB desires that Forum performs certain fund accounting services for WFB with respect to each Fund and Class thereof. A fixed monthly fee, and a basis point fee of 0.0025% of the average annual daily net assets of each Fund will also be charged. The Company, on behalf of the applicable Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Sub Fund Accounting Agreement. On August 2, 1999, Forum began providing services for the U.S. Government Allocation and Asset Allocation Funds.
  BGI, a wholly-owned subsidiary of Barclays Global Investors Holdings Inc., acts as custodian to the Funds. BGI will not be entitled to receive compensation for its services as custodian to the Funds so long as BGFA is entitled to receive fees for providing investment sub-advisory services to the Funds.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17, 1999 the Company had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Funds. Under the transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Funds.
  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares of the Asset Allocation and U.S. Government Allocation Funds and 0.25% of the average daily net assets of the Class B shares of the Index Allocation Fund and Class C shares of the Asset Allocation and Index Allocation Funds.

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

  Shareholder servicing fees paid on behalf of the Funds for the six months ended August 31, 1999 were as follows:

FUND                                          CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------
Asset Allocation Fund                      $2,102,608   $694,329   $19,622
Index Allocation Fund                           5,462     20,834    95,571

U.S. Government Allocation Fund               104,153     27,143       N/A

  The Company has adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of the Class A shares of the Index Allocation Fund. Pursuant to the Administrative Servicing Plan, the Fund may enter into administrative servicing agreements with administrative servicing agents who are dealers/holders of record, or that otherwise have a servicing relationship with the beneficial owners of the Fund's Class A shares. Administrative servicing agents are entitled to receive a fee which will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class A shares of the Fund. In no case will a shareholder be charged both 12b-1 and Administrative Servicing fees.
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Funds with administrative services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A and Class B shares of the Funds and for Class C shares of the Index Allocation Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Asset Allocation and U.S. Government Allocation Funds provides that each such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of each such Fund's average daily net assets attributable to the Class A shares. The Class A Plan for the Asset Allocation and U.S. Government Allocation Funds provides only for the reimbursement of actual expenses.
  The Plan for Class A shares of the Index Allocation Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.25% of its average daily net assets attributable to the Class A shares.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  Under the Plan for Class B shares of the Funds and Class C shares of the Asset Allocation and Index Allocation Funds, each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to the Class B shares of the Asset Allocation and U.S. Government Allocation Funds, and 0.75% of the average daily net assets attributable to the Class B shares of the Index Allocation Fund and Class C shares of the Asset Allocation and Index Allocation Funds.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  Distribution fees paid on behalf of the Funds for the six months ended August 31, 1999 were as follows:

FUND                                       CLASS A      CLASS B    CLASS C
--------------------------------------------------------------------------
Asset Allocation Fund                     $      0   $1,620,101   $ 58,866
Index Allocation Fund                      118,508       62,501    286,708

U.S. Government Allocation Fund                  0       63,334        N/A

  The registration fees paid on behalf of the Funds for the six months ended August 31, 1999 were as follows:

FUND                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
Asset Allocation Fund                             $4,976    $39,738     $4,323
Index Allocation Fund                                920        920      2,502

U.S. Government Allocation Fund                    1,822      2,412        N/A

WAIVED FEES AND REIMBURSED EXPENSES
  All amounts shown as waived fees and reimbursed expenses on the Statement of Operations, for the six months ended August 31, 1999 were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of August 31, 1999, Stephens owned 141 shares of the Asset Allocation Fund, 250,332 shares of the Index Allocation Fund and 122 shares of the U.S. Government Allocation Fund.
  Stephens has retained approximately $1,627,054 as sales charges from the proceeds of Class A shares sold, $1,163,079 from the proceeds of Class B shares redeemed and $39,864 from the proceeds of Class C shares redeemed by the Company for the six months ended August 31, 1999. A third party financing agent has retained approximately $520,711 from the proceeds of Class B shares

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

redeemed by the Company for the six months ended August 31, 1999. Wells Fargo Securities Inc., a subsidiary of WFB, received $1,260,446 as sales charges from the proceeds of Class A shares sold, $48,971 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the six months ended August 31, 1999.

3. INVESTMENT PORTFOLIO TRANSACTIONS
  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six months ended August 31, 1999 were as follows:

AGGREGATE PURCHASES AND SALES

FUND                                           PURCHASE AT COST   SALES PROCEEDS
--------------------------------------------------------------------------------
Asset Allocation Fund                            $568,701,382      $550,640,643
Index Allocation Fund                              10,783,226         4,003,992

U.S. Government Allocation Fund                    98,549,978        66,003,609

4. CAPITAL SHARE TRANSACTIONS
  As of August 31, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of August 31, 1999, the Funds were each authorized to issue 500 million shares of $0.001 par value capital stock for each class of shares.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  Capital share transactions for the Funds were as follows:

                                                                       ASSET ALLOCATION FUND
                                             -----------------------------------------------
                                                (UNAUDITED)
                                                FOR THE SIX      FOR THE ELEVEN     FOR THE YEAR
                                               MONTHS ENDED        MONTHS ENDED            ENDED
                                             AUGUST 31,1999   FEBRUARY 28, 1999   MARCH 31, 1998
------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                         2,072,572           3,967,005        5,404,941
  Shares issued in reinvestment of
    dividends -- Class A                           423,056           5,460,934        5,339,741
  Shares redeemed -- Class A                    (4,792,331)         (8,542,275)      (9,806,181)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                         (2,296,703)            885,664          938,501
  Shares sold -- Class B                         6,440,490           9,161,518       10,545,390
  Shares issued in reinvestment of
    dividends -- Class B                           124,323           2,236,282        1,176,235
  Shares redeemed -- Class B                    (1,792,758)         (3,093,434)      (1,371,398)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                          4,772,055           8,304,366       10,350,227
  Shares sold -- Class C(1)                        691,310             648,391              N/A
  Shares issued in reinvestment of
    dividends -- Class C(1)                          3,099              35,062              N/A
  Shares redeemed -- Class C(1)                   (105,020)            (37,191)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS C(1)                         589,389             646,262              N/A

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

                                                                        INDEX ALLOCATION FUND
                           ------------------------------------------------------------------
                              (UNAUDITED)
                              FOR THE SIX      FOR THE ELEVEN    FOR THE THREE       FOR THE YEAR
                             MONTHS ENDED        MONTHS ENDED     MONTHS ENDED              ENDED
                           AUGUST 31,1999   FEBRUARY 28, 1999   MARCH 31, 1998     MARCH 31, 1997
-------------------------------------------------------------------------------------------------
SHARES ISSUED AND
 REDEEMED:
  Shares sold -- Class A         273,502             571,737          240,942             850,777
  Shares issued in
    reinvestment of
    dividends -- Class A           2,360             147,971            9,136             496,833
  Shares redeemed --
    Class A                     (352,138)         (1,138,366)        (155,356)           (470,768)
NET INCREASE (DECREASE)
 IN SHARES
 OUTSTANDING -- CLASS A          (76,276)           (418,658)          94,722             876,842
  Shares sold --
    Class B(1)                   253,675             415,134          133,842              18,462
  Shares issued in
    reinvestment of
    dividends --
    Class B(1)                         0              14,619                0                   0
  Shares redeemed --
    Class B(1)                   (25,132)            (48,393)               0                   0
NET INCREASE (DECREASE)
 IN SHARES
 OUTSTANDING --
 CLASS B(1)                      228,543             381,360          133,842              18,462
  Shares sold 1 Class C          499,257             860,963          283,850           1,061,333
  Shares issued in
    reinvestment of
    dividends -- Class C              10              66,796              554             164,916
  Shares redeemed --
    Class C                     (210,386)           (641,920)         (96,724)           (255,583)
NET INCREASE (DECREASE)
 IN SHARES
 OUTSTANDING -- CLASS C          288,881             285,839          187,680             970,666

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                             U.S. GOVERNMENT ALLOCATION FUND
                                             -----------------------------------------------
                                                (UNAUDITED)
                                                FOR THE SIX      FOR THE ELEVEN     FOR THE YEAR
                                               MONTHS ENDED        MONTHS ENDED            ENDED
                                             AUGUST 31,1999   FEBRUARY 28, 1999   MARCH 31, 1998
------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                           104,617             591,991          846,076
  Shares issued in reinvestment of
    dividends -- Class A                           104,371             183,684          251,276
  Shares redeemed -- Class A                      (820,418)         (1,324,622)      (1,591,400)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING 1 CLASS A                            (611,430)           (548,947)        (494,048)
  Shares sold -- Class B                           166,476             692,988          806,213
  Shares issued in reinvestment of
    dividends -- Class B                            33,096              42,193           29,518
  Shares redeemed -- Class B                      (290,027)           (316,931)        (221,982)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                            (90,455)            418,250          613,749

5. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of the parent companies of their respective advisors -- Wells Fargo & Company and Norwest Corporation.

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS                  Allocation Funds
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS (UNAUDITED)

The required majority of shareholders of each Fund voted to approve the reorganization of their Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, each of the Allocation Funds listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                            FOR     AGAINST     ABSTAIN
---------------------------------------------------------------------------
Asset Allocation                         41,069,374   1,777,129   3,833,086
Index Allocation                          4,528,654     130,660     252,866
U.S. Government Allocation                3,425,353     179,702     339,142

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells
  Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

  -C- Stagecoach Funds

 STAGECOACH FUNDS-Registered Trademark-
 P.O. Box 7066
 San Francisco, CA 94120-7066

 DATED MATERIAL
 PLEASE EXPEDITE

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